UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2006

Item 1:	Schedule of Investments

Vanguard Long-Term Investment Grade Fund
Schedule of Investments
April 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (5.0%)

Agency Bonds and Notes (5.0%)
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	95,400	104,394
1 Federal National Mortgage Assn	6.625%	11/15/2030	89,925	102,510
1 Financing Corp.	10.700%	10/6/2017	2,255	3,227
1 Financing Corp.	9.800%	11/30/2017	15,900	21,743
1 Financing Corp.	9.800%	4/6/2018	5,960	8,178
1 Financing Corp.	9.650%	11/2/2018	3,350	4,568
1 Financing Corp.	8.600%	9/26/2019	11,210	14,484
Private Export Funding Corp.	4.950%	11/15/2015	16,650	16,082

				275,186

Conventional Mortgage-Backed Securitiy (0.0%)
1,2 Federal National Mortgage Assn	15.500%	10/1/2012	1	2

Total U.S. Government and Agency Obligations
(Cost $296,854)				275,188

Corporate Bonds (85.6%)

Finance (32.6%)
Banking (17.4%)
Abbey National PLC	7.950%	10/26/2029	15,000	17,879
Associates Corp. of North America	6.950%	11/1/2018	5,000	5,454
BB&T Corp.	5.200%	12/23/2015	15,000	14,255
BB&T Corp.	4.900%	6/30/2017	6,175	5,707
BB&T Corp.	5.250%	11/1/2019	33,100	31,113
Banc One Corp.	7.750%	7/15/2025	25,000	28,835
Banc One Corp.	7.625%	10/15/2026	10,000	11,443
Banc One Corp.	8.000%	4/29/2027	15,000	17,781
Bank of America Corp.	5.375%	6/15/2014	13,400	13,075
Bank of America Corp.	5.125%	11/15/2014	21,725	20,887
Bank of New York Co., Inc.	5.500%	12/1/2017	10,300	9,973
Citigroup, Inc.	6.625%	1/15/2028	25,000	26,089
Citigroup, Inc.	6.625%	6/15/2032	38,000	39,798
Citigroup, Inc.	6.000%	10/31/2033	22,900	22,082
Citigroup, Inc.	5.850%	12/11/2034	11,500	11,001
Comerica Bank	5.200%	8/22/2017	30,000	28,021
3 Commonwealth Bank of Australia	4.650%	6/15/2018	8,810	7,829
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	11,750	10,983
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	28,000	31,392
Deutsche Bank Financial LLC	5.375%	3/2/2015	13,500	13,024
Fifth Third Bank	4.500%	6/1/2018	8,400	7,360
3 HBOS Treasury Services PLC	6.000%	11/1/2033	46,500	44,722
HSBC Bank USA	5.875%	11/1/2034	45,700	43,292
HSBC Bank USA	5.625%	8/15/2035	28,000	24,727
HSBC Holdings PLC	7.625%	5/17/2032	21,200	24,428
HSBC Holdings PLC	6.500%	5/2/2036	3,700	3,713
3 ING Bank NV	5.125%	5/1/2015	32,600	31,093
JPMorgan Chase & Co.	5.250%	5/1/2015	37,500	35,613
Mellon Funding Corp.	5.500%	11/15/2018	8,800	8,482
National City Corp.	6.875%	5/15/2019	15,000	16,130
NationsBank Corp.	7.750%	8/15/2015	10,000	11,398
NationsBank Corp.	7.250%	10/15/2025	5,000	5,538
NationsBank Corp.	6.800%	3/15/2028	35,000	36,955
PNC Bank NA	5.250%	1/15/2017	11,500	10,981
PNC Bank NA	4.875%	9/21/2017	22,000	20,095
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	21,025	19,968
Royal Bank of Scotland Group PLC	4.700%	7/3/2018	26,125	23,488
SunTrust Banks, Inc.	5.450%	12/1/2017	21,000	20,246
SunTrust Banks, Inc.	5.400%	4/1/2020	10,000	9,492
US Bank NA	4.800%	4/15/2015	11,500	10,735
Wachovia Bank NA	4.800%	11/1/2014	13,860	12,904
Wachovia Corp.	4.875%	2/15/2014	13,800	12,933
Wachovia Corp.	5.250%	8/1/2014	26,940	25,839
Wachovia Corp.	6.605%	10/1/2025	30,000	30,763
Washington Mutual, Inc.	5.250%	9/15/2017	43,000	39,926
Wells Fargo & Co.	5.000%	11/15/2014	33,450	31,751
Wells Fargo & Co.	5.375%	2/7/2035	30,000	27,049
Brokerage (1.9%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	10,000	8,868
Goldman Sachs Group, Inc.	6.125%	2/15/2033	35,725	34,319
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	16,000	17,307
Morgan Stanley Dean Witter	4.750%	4/1/2014	24,000	22,172
Morgan Stanley Dean Witter	7.250%	4/1/2032	20,000	22,426
Finance Companies (2.2%)
CIT Group, Inc.	6.000%	4/1/2036	22,500	20,927
General Electric Capital Corp.	6.750%	3/15/2032	95,975	103,320
Insurance (10.4%)
AXA Financial, Inc.	7.000%	4/1/2028	34,910	37,468
Allstate Corp.	6.750%	5/15/2018	20,000	21,358
Allstate Corp.	6.125%	12/15/2032	4,875	4,756
Allstate Corp.	5.550%	5/9/2035	20,000	17,832
Allstate Corp.	5.950%	4/1/2036	10,000	9,423
Ambac, Inc.	7.500%	5/1/2023	20,000	22,205
Ambac, Inc.	5.950%	12/5/2035	15,000	14,025
American General Corp.	6.625%	2/15/2029	33,000	34,145
3 American International Group, Inc.	6.250%	5/1/2036	10,000	9,834
American Re Corp.	7.450%	12/15/2026	10,000	10,709
Chubb Corp.	6.800%	11/15/2031	4,000	4,187
Cincinnati Financial Corp.	6.920%	5/15/2028	10,000	10,507
Hartford Life, Inc.	7.375%	3/1/2031	47,500	53,446
3 John Hancock Mutual Life Insurance Co.	7.375%	2/15/2024	30,000	33,061
3 Liberty Mutual Insurance Co.	8.500%	5/15/2025	28,335	31,820
Lincoln National Corp.	6.150%	4/7/2036	13,900	13,413
MBIA, Inc.	7.000%	12/15/2025	7,550	7,875
MBIA, Inc.	7.150%	7/15/2027	5,000	5,362
2,3 Massachusetts Mutual Life	7.625%	11/15/2023	15,970	18,562
2,3 Massachusetts Mutual Life	7.500%	3/1/2024	8,710	10,019
MetLife, Inc.	6.375%	6/15/2034	15,000	14,942
MetLife, Inc.	5.700%	6/15/2035	10,000	9,075
3 Metropolitan Life Insurance Co.	7.800%	11/1/2025	35,000	40,225
3 New York Life Insurance	5.875%	5/15/2033	57,775	55,368
Prudential Financial, Inc.	5.750%	7/15/2033	23,000	21,321
Prudential Financial, Inc.	5.400%	6/13/2035	10,000	8,765
Travelers Property Casualty Corp.	7.750%	4/15/2026	25,000	28,210
UnitedHealth Group, Inc.	5.800%	3/15/2036	12,000	10,964
XL Capital Ltd.	6.375%	11/15/2024	11,500	10,915
Real Estate Investment Trusts (0.3%)
EOP Operating LP	7.500%	4/19/2029	5,675	6,007
EOP Operating LP	7.875%	7/15/2031	4,325	4,762
Spieker Properties Corp. LP	7.500%	10/1/2027	8,112	8,498
Other (0.4%)
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	20,600	19,327

				1,793,967

Industrial (46.6%)
Basic Industry (4.5%)
Aluminum Co. of America	6.750%	1/15/2028	45,000	47,902
Dow Chemical Co.	7.375%	11/1/2029	40,000	45,160
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	42,100	43,620
International Paper Co.	5.300%	4/1/2015	20,000	18,688
International Paper Co.	6.875%	11/1/2023	10,000	9,666
Monsanto Co.	5.500%	7/30/2035	15,000	13,021
Morton International, Inc.	9.650%	6/1/2020	10,000	13,147
PPG Industries, Inc.	9.000%	5/1/2021	9,750	12,115
Rohm & Haas Co.	7.850%	7/15/2029	25,000	29,812
Weyerhaeuser Co.	7.375%	3/15/2032	15,000	15,603
Capital Goods (5.3%)
Boeing Co.	6.625%	2/15/2038	13,000	13,791
Boeing Co.	7.875%	4/15/2043	8,000	9,778
Caterpillar, Inc.	6.625%	7/15/2028	39,000	41,545
Caterpillar, Inc.	7.300%	5/1/2031	5,000	5,790
Deere & Co.	6.950%	4/25/2014	11,500	12,349
Deere & Co.	7.125%	3/3/2031	18,680	20,945
Goodrich Corp.	6.800%	2/1/2018	5,115	5,247
Goodrich Corp.	7.100%	11/15/2027	5,025	5,186
3 Hutchison Whampoa International Ltd.	7.450%	11/24/2033	40,000	42,467
Lockheed Martin Corp.	7.650%	5/1/2016	15,000	16,947
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	35,000	36,562
PACTIV Corp.	8.125%	6/15/2017	20,000	21,941
Tyco International Group SA	6.875%	1/15/2029	14,500	14,939
United Technologies Corp.	8.875%	11/15/2019	15,000	18,859
United Technologies Corp.	6.700%	8/1/2028	5,000	5,385
United Technologies Corp.	7.500%	9/15/2029	15,000	17,691
Communication (12.9%)
Bell Telephone Co. of Pennsylvania	8.350%	12/15/2030	6,260	6,880
BellSouth Corp.	6.875%	10/15/2031	40,000	40,630
BellSouth Corp.	6.000%	11/15/2034	49,000	45,159
CBS Corp.	7.625%	1/15/2016	5,400	5,795
CBS Corp.	7.875%	7/30/2030	30,000	32,322
Comcast Corp.	6.500%	1/15/2015	15,000	15,245
Comcast Corp.	5.650%	6/15/2035	30,500	26,198
Cox Communications, Inc.	5.500%	10/1/2015	11,000	10,366
Deutsche Telekom International Finance	8.250%	6/15/2030	79,000	94,461
France Telecom	8.500%	3/1/2031	63,175	77,271
GTE Corp.	6.940%	4/15/2028	20,000	19,834
Indiana Bell Telephone Co., Inc.	7.300%	8/15/2026	35,000	35,611
Michigan Bell Telephone Co.	7.850%	1/15/2022	25,000	26,217
New Cingular Wireless Services	8.750%	3/1/2031	52,725	65,451
New Jersey Bell Telephone Co.	8.000%	6/1/2022	25,000	26,433
News America Inc.	6.200%	12/15/2034	11,750	10,763
3 News America Inc.	6.400%	12/15/2035	14,000	13,047
Pacific Bell	7.125%	3/15/2026	15,000	15,468
Sprint Capital Corp.	8.750%	3/15/2032	19,825	24,601
Telecom Italia Capital	6.000%	9/30/2034	17,500	15,619
Telefonica Europe BV	8.250%	9/15/2030	15,500	17,820
Verizon Global Funding Corp.	7.750%	12/1/2030	10,500	11,596
Verizon Global Funding Corp.	5.850%	9/15/2035	30,000	26,587
Verizon Maryland, Inc.	5.125%	6/15/2033	12,000	9,206
3 Viacom Inc.	6.875%	4/30/2036	16,390	16,104
Vodafone Group PLC	5.375%	1/30/2015	24,225	23,012
Consumer Cyclical (3.3%)
Dayton Hudson Corp.	6.650%	8/1/2028	15,000	15,930
Lowe's Cos., Inc.	6.500%	3/15/2029	26,010	26,941
Lowe's Cos., Inc.	5.500%	10/15/2035	10,000	9,140
McDonald's Corp.	6.375%	1/8/2028	12,500	12,602
Target Corp.	7.000%	7/15/2031	20,000	22,343
The Walt Disney Co.	7.000%	3/1/2032	22,000	23,613
Time Warner, Inc.	6.875%	6/15/2018	10,000	10,301
Time Warner, Inc.	6.625%	5/15/2029	10,775	10,442
Wal-Mart Stores, Inc.	7.550%	2/15/2030	45,000	52,472
Consumer Noncyclical (12.3%)
Anheuser-Busch Cos., Inc.	6.750%	12/15/2027	10,000	10,497
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	31,900	34,302
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	11,460	10,813
Anheuser-Busch Cos., Inc.	6.000%	11/1/2041	21,000	20,271
Anheuser-Busch Cos., Inc.	6.500%	2/1/2043	5,000	5,183
Archer-Daniels-Midland Co.	8.375%	4/15/2017	20,000	23,769
Archer-Daniels-Midland Co.	7.500%	3/15/2027	4,015	4,567
Archer-Daniels-Midland Co.	6.750%	12/15/2027	11,000	11,600
Archer-Daniels-Midland Co.	6.625%	5/1/2029	4,000	4,174
Archer-Daniels-Midland Co.	5.935%	10/1/2032	5,000	4,801
Becton, Dickinson & Co.	4.900%	4/15/2018	13,200	12,003
Becton, Dickinson & Co.	7.000%	8/1/2027	8,300	9,042
Bestfoods	6.625%	4/15/2028	30,000	30,917
Bristol-Myers Squibb Co.	6.800%	11/15/2026	20,000	21,300
CPC International, Inc.	7.250%	12/15/2026	30,000	33,025
Clorox Co.	5.000%	1/15/2015	9,475	8,899
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	5,000	6,057
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	9,000	10,503
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	10,000	10,666
Coca-Cola Enterprises Inc.	6.750%	1/15/2038	9,477	9,892
Diageo Capital PLC	4.850%	5/15/2018	10,000	9,079
Eli Lilly & Co.	4.500%	3/15/2018	8,800	7,806
Eli Lilly & Co.	7.125%	6/1/2025	12,125	13,450
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	21,995	20,326
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	7,000	8,030
Hershey Foods Corp.	7.200%	8/15/2027	21,461	24,101
Johnson & Johnson	6.730%	11/15/2023	10,000	10,975
Johnson & Johnson	6.950%	9/1/2029	22,457	25,533
Kellogg Co.	7.450%	4/1/2031	18,800	21,644
Kimberly-Clark Corp.	6.250%	7/15/2018	25,000	25,770
Kimberly-Clark Corp.	6.375%	1/1/2028	12,850	13,583
Kraft Foods, Inc.	6.500%	11/1/2031	20,100	20,290
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	17,000	18,616
Pharmacia Corp.	6.750%	12/15/2027	28,000	30,436
Procter & Gamble Co.	6.450%	1/15/2026	27,000	28,153
Procter & Gamble Co.	8.000%	10/26/2029	5,000	6,138
Procter & Gamble Co.	5.500%	2/1/2034	25,000	23,146
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	35,000	43,171
Schering-Plough Corp.	6.750%	12/1/2033	17,920	18,788
Sysco Corp.	6.500%	8/1/2028	22,000	22,912
Energy (5.0%)
BP Capital Markets America	4.200%	6/15/2018	10,000	8,643
Baker Hughes, Inc.	6.875%	1/15/2029	7,914	8,555
Burlington Resources, Inc.	7.400%	12/1/2031	25,000	28,878
ChevronTexaco Corp.	9.750%	3/15/2020	17,000	22,959
ChevronTexaco Corp.	8.625%	11/15/2031	13,000	17,212
Conoco, Inc.	6.950%	4/15/2029	5,000	5,525
ConocoPhillips	5.900%	10/15/2032	20,300	19,810
Devon Financing Corp.	7.875%	9/30/2031	11,400	13,409
Encana Corp.	6.500%	8/15/2034	21,000	21,369
Halliburton Co.	8.750%	2/15/2021	10,000	12,409
Mobil Corp.	8.625%	8/15/2021	22,000	28,440
Phillips Petroleum Co.	7.000%	3/30/2029	10,000	10,992
Suncor Energy, Inc.	5.950%	12/1/2034	22,400	21,612
Tosco Corp.	7.800%	1/1/2027	15,000	17,764
Tosco Corp.	8.125%	2/15/2030	20,000	24,539
Valero Energy Corp.	7.500%	4/15/2032	12,000	13,455
Technology (1.6%)
International Business Machines Corp.	7.000%	10/30/2025	50,000	54,523
International Business Machines Corp.	6.500%	1/15/2028	20,000	20,722
Pitney Bowes, Inc.	4.750%	5/15/2018	11,100	9,992
Transportation (1.1%)
Burlington Northern Santa Fe Corp.	6.875%	12/1/2027	25,000	26,638
2 Federal Express Corp.	6.720%	1/15/2022	13,580	14,106
Norfolk Southern Corp.	7.800%	5/15/2027	18,500	21,627
Other (0.6%)
Dover Corp.	6.650%	6/1/2028	4,000	4,183
Eaton Corp.	7.625%	4/1/2024	15,000	17,355
Eaton Corp.	5.250%	6/15/2035	10,800	9,524

				2,562,105

Utilities (6.4%)
Electric (5.7%)
Alabama Power Co.	5.500%	10/15/2017	15,800	15,188
Alabama Power Co.	5.875%	12/1/2022	8,500	8,272
Alabama Power Co.	5.700%	2/15/2033	12,800	11,945
Arizona Public Service Co.	4.650%	5/15/2015	11,000	9,854
Arizona Public Service Co.	5.625%	5/15/2033	9,000	7,735
Carolina Power & Light Co.	5.700%	4/1/2035	7,500	6,845
Consolidated Edison Co. of New York	5.100%	6/15/2033	9,600	8,183
Consolidated Edison Co. of New York	5.700%	2/1/2034	4,000	3,719
Exelon Corp.	5.625%	6/15/2035	10,000	8,869
Florida Power & Light Co.	5.850%	2/1/2033	6,770	6,433
Florida Power & Light Co.	5.625%	4/1/2034	16,275	14,970
Florida Power & Light Co.	4.950%	6/1/2035	10,000	8,343
Florida Power & Light Co.	5.400%	9/1/2035	10,000	8,944
Florida Power Corp.	6.750%	2/1/2028	22,375	23,193
3 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	20,000	18,854
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	50,000	60,883
Northern States Power Co.	7.125%	7/1/2025	30,000	33,140
Oklahoma Gas & Electric Co.	6.500%	4/15/2028	12,770	12,867
South Carolina Electric & Gas Co.	6.625%	2/1/2032	35,000	37,205
Southern California Edison Co.	6.000%	1/15/2034	8,800	8,417
Natural Gas (0.7%)
KeySpan Corp.	5.875%	4/1/2033	12,000	11,189
KeySpan Corp.	5.803%	4/1/2035	10,000	9,212
Texas Eastern Transmission	7.000%	7/15/2032	17,000	18,208

				352,468

Total Corporate Bonds
(Cost $4,702,091)				4,708,540

Taxable Municipal Bonds (3.5%)

Illinois (Taxable Pension) GO	5.100%	6/1/2033	129,625	116,740
Oregon School Board Assn	4.759%	6/30/2028	15,000	13,067
Southern California Public Power Auth	6.930%	5/15/2017	37,000	41,013
Wisconsin Public Service Rev	5.700%	5/1/2026	22,000	21,618

Total Taxable Municipal Bond
(Cost $206,044)				192,438

Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)

International Bank for Reconstruction & Development	7.625%	1/19/2023	43,320	53,486
International Bank for Reconstruction & Development	4.750%	2/15/2035	30,300	26,620
Province of British Columbia	6.500%	1/15/2026	13,800	15,140
Province of Quebec	7.500%	9/15/2029	24,500	29,561
Province of Saskatchewan	8.500%	7/15/2022	10,000	12,817
Quebec Hydro Electric	9.400%	2/1/2021	40,000	54,406
Republic of Italy	6.875%	9/27/2023	17,700	19,634

Total Sovereign Bonds
(Cost $205,246)				211,664

Temporary Cash Investment (0.9%)

Repurchase Agreement
Bank of America
(Dated 4/28/06, Repurchase Value $48,419,000, collateralized by,
Federal National Mortgage Assn., 5.000%, 4/1/35)
(Cost $48,400)	4.780%	5/1/2006	48,400	48,400

Total Investments (98.9%)
(Cost $5,458,635)				5,436,230

Other Assets and Liabilities-Net (1.1%)				62,688

Net Assets (100%)				5,498,918

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of these securities was $373,005,000, representing 6.8% of net assets.
GO	— General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2006, the cost of investment securities for tax purposes was $5,458,635,000. Net unrealized depreciation of investment securities for tax purposes was $22,405,000, consisting of unrealized gains of $180,929,000 on securities that had risen in value since their purchase and $203,334,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund
Schedule of Investments
April 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Government National Mortgage Association Obligations (98.4%)

1 Government National Mortgage Assn	4.500%	5/15/2033-9/15/2033	72,968	68,479
1 Government National Mortgage Assn	5.000%	1/15/2030-2/15/2036	4,494,585	4,322,005
1 Government National Mortgage Assn	5.500%	10/15/2032-3/15/2036	10,925,202	10,744,459
1 Government National Mortgage Assn	6.000%	10/15/2016-5/1/2036	5,903,962	5,945,369
1 Government National Mortgage Assn	6.500%	6/15/2008-5/15/2035	1,263,317	1,302,857
1 Government National Mortgage Assn	7.000%	4/15/2007-7/15/2033	489,151	509,702
1 Government National Mortgage Assn	7.250%	12/15/2026-2/15/2027	296	309
1 Government National Mortgage Assn	7.500%	9/15/2006-10/15/2031	194,347	203,390
1 Government National Mortgage Assn	7.750%	2/15/2027	269	284
1 Government National Mortgage Assn	8.000%	12/15/2006-8/15/2031	87,219	92,382
1 Government National Mortgage Assn	8.250%	4/15/2008-7/15/2008	226	229
1 Government National Mortgage Assn	8.500%	8/15/2008-6/15/2028	20,892	22,227
1 Government National Mortgage Assn	9.000%	9/15/2008-2/15/2023	16,463	17,676
1 Government National Mortgage Assn	9.250%	9/15/2016-7/15/2017	71	76
1 Government National Mortgage Assn	9.500%	7/15/2009-7/15/2022	8,200	8,906
1 Government National Mortgage Assn	10.000%	7/20/2014-8/20/2018	110	119
1 Government National Mortgage Assn	11.000%	7/15/2010-2/20/2016	45	49
1 Government National Mortgage Assn	11.250%	9/20/2015-2/20/2016	48	52
1 Government National Mortgage Assn	11.500%	5/15/2013-11/20/2015	79	87
1 Government National Mortgage Assn	12.000%	1/15/2013-1/20/2016	134	148
1 Government National Mortgage Assn	12.500%	12/20/2013-7/20/2015	60	67
1 Government National Mortgage Assn	13.000%	1/15/2011-1/20/2015	76	85
1 Government National Mortgage Assn	13.500%	5/15/2010-12/15/2014	31	35
1 Government National Mortgage Assn	14.000%	6/15/2011	22	24
1 Government National Mortgage Assn	15.000%	5/15/2012	16	18

Total Government National Mortgage Association Obligations
(Cost $23,777,612)				23,239,034

Temporary Cash Investments (3.2%)

Repurchase Agreements
Bank of America
(Dated 4/28/06, Repurchase Value $288,815,000,
collateralized by, Federal National Mortgage Assn., 5.000%-5.500%, 3/1/35-4/1/36)	4.780%	5/1/2006	288,700	288,700
JPMorgan Securities
(Dated 4/28/06, Repurchase Value $474,888,000,
collateralized by, Federal Home loan Mortgage Corp., 4.000%-9.500%, 11/1/07-5/1/36 ,and
Federal National Mortgage Assn., 4.000%-10.500%, 12/1/07-4/1/36)	4.760%	5/1/2006	474,700	474,700

Total Temporary Cash Investments
(Cost $763,400)				763,400

Total Investments (101.6%)
(Cost $24,541,012)				24,002,434

Other Assets and Liabilities-Net (-1.6%)				(378,658)

Net Assets (100%)				23,623,776

1	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2006, the cost of investment securities for tax purposes was $24,541,012,000. Net unrealized depreciation of investment securities for tax purposes was $538,578,000, consisting of unrealized gains of $67,461,000 on securities that had risen in value since their purchase and $606,039,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment Grade Fund
Schedule of Investments
April 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (11.5%)

U.S. Government Securities (5.2%)
U.S. Treasury Note	2.750%	8/15/2007	295,865	287,959
U.S. Treasury Note	4.250%	10/31/2007	150,000	148,617
U.S. Treasury Note	4.250%	11/30/2007	100,000	99,000
U.S. Treasury Note	3.000%	2/15/2008	92,500	89,566
U.S. Treasury Note	3.750%	5/15/2008	19,550	19,129
U.S. Treasury Note	4.125%	8/15/2008	11,380	11,209
U.S. Treasury Note	3.125%	10/15/2008	80,000	76,800
U.S. Treasury Note	4.375%	11/15/2008	7,325	7,236
U.S. Treasury Note	3.250%	1/15/2009	105,000	100,701
U.S. Treasury Note	4.500%	2/15/2009	8,900	8,811
U.S. Treasury Note	3.375%	10/15/2009	33,795	32,174
U.S. Treasury Note	4.000%	4/15/2010	20,000	19,356
U.S. Treasury Note	3.625%	6/15/2010	8,033	7,654
U.S. Treasury Note	4.250%	8/15/2015	6,000	5,642

				913,854

Agency Note (0.6%)
1 Federal Home Loan Mortgage Corp.	4.875%	9/5/2007	100,000	99,662

Mortgage-Backed Securities (5.7%)
Conventional Mortgage-Backed Securities (1.0%)
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/1/2020	94,000	91,327
1,2 Federal Home Loan Mortgage Corp.	6.000%	3/1/2017	3,448	3,492
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	1,176	1,191
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	4,979	5,042
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	13,035	13,200
1,2 Federal Home Loan Mortgage Corp.	7.000%	1/1/2009	748	759
1,2 Federal National Mortgage Assn	6.000%	12/1/2016	10,258	10,412
1,2 Federal National Mortgage Assn	6.000%	3/1/2017	8,869	9,002
1,2 Federal National Mortgage Assn	6.000%	5/1/2017	10,653	10,813
1,2 Federal National Mortgage Assn	6.500%	12/1/2011	1,123	1,141
1,2 Federal National Mortgage Assn	6.500%	9/1/2016	18,544	18,991
1,2 Federal National Mortgage Assn	6.500%	9/1/2016	9,143	9,363
1,2 Federal National Mortgage Assn	7.000%	10/1/2011	1,701	1,740
1,2 Federal National Mortgage Assn	7.000%	4/1/2013	9,339	9,543
1,2 Federal National Mortgage Assn	7.500%	3/1/2015	1,185	1,226
Non-Conventional Mortgage-Backed Securities (4.7%)
1,2 Federal Home Loan Mortgage Corp.	3.500%	3/15/2010	5,816	5,789
1,2 Federal Home Loan Mortgage Corp.	3.500%	10/15/2015	4,451	4,434
1,2 Federal Home Loan Mortgage Corp.	3.663%	8/1/2033	11,354	10,994
1,2 Federal Home Loan Mortgage Corp.	3.694%	8/1/2033	8,254	7,997
1,2 Federal Home Loan Mortgage Corp.	3.841%	8/1/2033	12,896	12,535
1,2 Federal Home Loan Mortgage Corp.	3.876%	7/1/2033	51,504	50,146
1,2 Federal Home Loan Mortgage Corp.	3.924%	6/1/2033	16,146	15,745
1,2 Federal Home Loan Mortgage Corp.	4.000%	10/15/2018	18,444	18,277
1,2 Federal Home Loan Mortgage Corp.	4.069%	5/1/2033	7,897	7,718
1,2 Federal Home Loan Mortgage Corp.	4.074%	6/1/2033	22,093	21,591
1,2 Federal Home Loan Mortgage Corp.	4.113%	5/1/2033	16,794	16,424
1,2 Federal Home Loan Mortgage Corp.	4.191%	2/1/2033	9,729	9,548
1,2 Federal Home Loan Mortgage Corp.	4.259%	1/1/2033	12,362	12,152
1,2 Federal Home Loan Mortgage Corp.	4.630%	10/1/2032	10,827	10,715
1,2 Federal Home Loan Mortgage Corp.	4.663%	9/1/2032	14,865	14,702
1,2 Federal Home Loan Mortgage Corp.	4.776%	8/1/2032	15,704	15,667
1,2 Federal Home Loan Mortgage Corp.	4.776%	9/1/2032	7,963	7,907
1,2 Federal Home Loan Mortgage Corp.	4.848%	9/1/2032	14,822	14,801
1,2 Federal Home Loan Mortgage Corp.	4.994%	8/1/2032	16,817	16,820
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	8,165	8,136
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	21,981	21,812
1,2 Federal Home Loan Mortgage Corp.	5.000%	9/15/2018	9,070	9,038
1,2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	19,157	18,886
1,2 Federal Home Loan Mortgage Corp.	5.000%	12/15/2034	15,182	14,986
1,2 Federal Home Loan Mortgage Corp.	5.035%	7/1/2032	6,867	6,871
1,2 Federal Home Loan Mortgage Corp.	5.148%	8/1/2032	7,350	7,368
1,2 Federal National Mortgage Assn	3.000%	8/25/2032	4,055	3,966
1,2 Federal National Mortgage Assn	3.424%	8/1/2033	14,482	14,018
1,2 Federal National Mortgage Assn	3.462%	8/1/2033	13,699	13,286
1,2 Federal National Mortgage Assn	3.500%	1/25/2009	1,076	1,071
1,2 Federal National Mortgage Assn	3.500%	9/25/2009	5,955	5,913
1,2 Federal National Mortgage Assn	3.609%	8/1/2033	10,648	10,340
1,2 Federal National Mortgage Assn	3.699%	8/1/2033	22,452	21,852
1,2 Federal National Mortgage Assn	3.702%	9/1/2033	27,802	27,016
1,2 Federal National Mortgage Assn	3.708%	6/1/2033	48,049	46,885
1,2 Federal National Mortgage Assn	3.715%	8/1/2033	4,100	3,992
1,2 Federal National Mortgage Assn	3.724%	7/1/2033	17,802	17,354
1,2 Federal National Mortgage Assn	3.729%	6/1/2033	24,901	24,291
1,2 Federal National Mortgage Assn	3.755%	10/1/2033	13,411	13,040
1,2 Federal National Mortgage Assn	3.781%	8/1/2033	25,153	24,497
1,2 Federal National Mortgage Assn	3.799%	9/1/2033	38,248	37,262
1,2 Federal National Mortgage Assn	3.820%	7/1/2033	26,160	25,510
1,2 Federal National Mortgage Assn	3.929%	4/1/2033	16,017	15,692
1,2 Federal National Mortgage Assn	3.956%	5/1/2033	31,807	31,146
1,2 Federal National Mortgage Assn	3.997%	5/1/2033	5,729	5,617
1,2 Federal National Mortgage Assn	4.035%	5/1/2033	20,477	20,077
1,2 Federal National Mortgage Assn	4.040%	4/1/2033	10,402	10,204
1,2 Federal National Mortgage Assn	4.137%	5/1/2033	14,870	14,598
1,2 Federal National Mortgage Assn	4.193%	7/1/2033	44,583	43,740
1,2 Federal National Mortgage Assn	4.533%	12/1/2032	8,752	8,644
1,2 Federal National Mortgage Assn	4.850%	9/1/2032	7,094	7,104
1,2 Federal National Mortgage Assn	4.901%	9/1/2032	4,373	4,384
1,2 Federal National Mortgage Assn	5.104%	8/1/2032	7,159	7,182
1,2 Federal National Mortgage Assn	5.233%	7/1/2032	4,401	4,431

				1,011,413

Total U.S. Government and Agency Obligations
(Cost $2,069,317)				2,024,929

Corporate Bonds (85.6%)

Asset Backed/Commercial Mortgage-Backed Securities (19.9%)
2,3 AESOP Funding II LLC	2.750%	7/20/2007	16,450	16,401
2,3 AESOP Funding II LLC	2.760%	4/20/2008	19,020	18,694
2,4 American Express Credit Account Master Trust	5.021%	12/15/2008	14,320	14,320
2,4 American Express Credit Account Master Trust	5.021%	2/16/2009	13,785	13,788
2,4 American Express Credit Account Master Trust	5.011%	11/16/2009	12,375	12,389
2,4 American Express Credit Account Master Trust	5.011%	9/15/2010	23,200	23,274
2,4 American Express Credit Account Master Trust	5.351%	11/15/2010	16,000	16,120
2,4 American Express Credit Account Master Trust	4.991%	3/15/2012	16,630	16,691
2,4 American Express Issuance Trust	4.931%	8/15/2011	24,500	24,513
2,3 ARG Funding Corp.	4.020%	4/20/2009	28,310	27,655
2 Bank of America Mortgage Securities	4.879%	9/25/2032	2,299	2,299
2 Bank of America Mortgage Securities	3.983%	2/25/2033	4,349	4,268
2 Bank of America Mortgage Securities	4.183%	5/25/2033	5,763	5,656
2 Bank of America Mortgage Securities	3.419%	7/25/2033	9,170	8,898
2 Bank of America Mortgage Securities	3.566%	2/25/2034	9,574	9,244
2,4 Bank One Issuance Trust	4.931%	10/15/2009	19,540	19,561
2,4 Bank One Issuance Trust	5.011%	12/15/2010	25,000	25,056
2 Bay View Auto Trust	3.860%	3/25/2010	17,940	17,668
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	11,800	11,297
2,3,4 BMW Floorplan Master Owner Trust	4.951%	10/17/2008	97,500	97,514
2,3,4 BMW Floorplan Master Owner Trust	5.101%	10/17/2008	8,770	8,771
2 BMW Vehicle Owner Trust	2.530%	2/25/2008	23,084	22,930
2 BMW Vehicle Owner Trust	2.670%	3/25/2008	15,991	15,868
2 California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.420%	9/25/2008	9,394	9,423
2 California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1	6.380%	9/25/2008	1,998	2,005
2 Capital Auto Receivables Asset Trust	2.640%	11/17/2008	15,500	15,037
2,4 Capital One Master Trust	5.411%	10/15/2010	23,750	23,911
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	37,800	36,468
2 Capital One Prime Auto Receivables Trust	2.020%	11/15/2007	1,885	1,881
2 Capital One Prime Auto Receivables Trust	3.060%	3/17/2008	6,428	6,401
2 Capital One Prime Auto Receivables Trust	4.320%	8/15/2009	25,400	25,121
2 Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	44,200	44,005
2 CarMax Auto Owner Trust	4.130%	5/15/2009	23,500	23,198
2 CarMax Auto Owner Trust	4.210%	1/15/2010	16,950	16,715
2,4 Chase Credit Card Master Trust	4.931%	5/15/2009	22,000	22,016
2,4 Chase Credit Card Master Trust	5.011%	7/15/2010	24,900	24,981
2 Chase Funding Mortgage Loan Asset-Backed Certificates	2.727%	3/25/2020	1,530	1,530
2,4 Chase Issuance Trust	4.921%	10/17/2011	37,700	37,806
2,4 Chase Issuance Trust	4.941%	10/15/2012	33,000	33,115
2 Chase Manhattan Auto Owner Trust	2.260%	11/15/2007	10,423	10,378
2 Chase Manhattan Auto Owner Trust	2.080%	5/15/2008	22,967	22,772
2 Chase Manhattan Auto Owner Trust	3.870%	6/15/2009	29,300	28,770
2 Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	16,100	15,581
2 CIT Equipment Collateral	4.420%	5/20/2009	37,600	36,942
2 Citibank Credit Card Issuance Trust	2.550%	1/20/2009	47,550	46,652
2,4 Citibank Credit Card Issuance Trust	5.168%	1/15/2010	16,000	16,043
2 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	44,200	43,757
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	39,250	39,001
2 Citibank Credit Card Issuance Trust	4.750%	10/22/2012	49,000	48,058
2 Citigroup Mortgage Loan Trust, Inc.	4.691%	3/25/2034	12,668	12,411
2 CNH Equipment Trust	2.470%	1/15/2008	10,189	10,119
2 CNH Equipment Trust	4.270%	1/15/2010	12,500	12,301
2 CNH Equipment Trust	5.200%	8/16/2010	26,400	26,338
2,4 CNH Wholesale Master Note Trust	5.011%	6/15/2011	23,475	23,289
2 Countrywide Home Loans	4.058%	5/25/2033	11,011	10,798
2 Countrywide Home Loans	3.458%	11/19/2033	20,721	20,090
2 DaimlerChrysler Auto Trust	2.000%	12/8/2007	11,616	11,542
2 DaimlerChrysler Auto Trust	2.980%	8/8/2008	39,200	38,775
2,4 Discover Card Master Trust I	4.931%	4/16/2010	34,200	34,263
2,4 Discover Card Master Trust I	4.911%	9/16/2010	46,000	46,092
2,4 Federal National Mortgage Assn. Grantor Trust	5.079%	6/25/2033	396	398
2 Fifth Third Auto Trust	3.190%	2/20/2008	13,464	13,385
2,4 Fleet Home Equity Loan Trust	5.173%	1/20/2033	12,932	12,920
2 Ford Credit Auto Owner Trust	2.930%	3/15/2008	51,601	51,137
2 Ford Credit Auto Owner Trust	3.480%	11/15/2008	30,000	29,666
2 Ford Credit Auto Owner Trust	4.170%	1/15/2009	18,800	18,624
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	11,300	11,166
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	20,500	19,742
2,4 GE Capital Credit Card Master Note Trust	4.951%	6/15/2010	19,500	19,515
2,4 GE Capital Credit Card Master Note Trust	4.941%	9/15/2010	44,900	44,935
2,4 GE Capital Credit Card Master Note Trust	4.941%	3/15/2013	17,600	17,611
2,4 GMAC Mortgage Corp. Loan Trust	5.109%	10/25/2034	20,000	20,009
2,4 Gracechurch Card Funding PLC	4.921%	11/16/2009	29,400	29,451
2,4 Gracechurch Card Funding PLC	4.911%	9/15/2010	39,500	39,583
2,4 Granite Mortgages PLC	5.030%	9/20/2044	16,969	16,975
2,4 GreenPoint Home Equity Loan Trust	5.171%	4/15/2029	4,513	4,513
2 Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	11,431	11,411
2 Harley-Davidson Motorcycle Trust	2.630%	11/15/2010	18,733	18,208
2 Harley-Davidson Motorcycle Trust	2.070%	2/15/2011	15,028	14,501
2 Harley-Davidson Motorcycle Trust	2.760%	5/15/2011	21,217	20,539
2 Harley-Davidson Motorcycle Trust	2.530%	11/15/2011	19,000	18,323
2 Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	26,620	25,813
2 Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	29,100	28,965
2,3 Hertz Vehicle Financing	2.380%	5/25/2008	61,040	59,510
2,4 Holmes Financing PLC	5.148%	4/15/2011	48,830	48,845
2 Honda Auto Receivables Owner Trust	2.190%	5/15/2007	1,720	1,719
2 Honda Auto Receivables Owner Trust	2.400%	2/21/2008	16,239	16,069
2 Honda Auto Receivables Owner Trust	3.870%	4/20/2009	41,000	40,321
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	18,400	18,243
2 Honda Auto Receivables Owner Trust	4.850%	10/19/2009	16,900	16,805
2 Hyundai Auto Receivables Trust	2.330%	11/15/2007	5,035	5,010
2 John Deere Owner Trust	3.980%	6/15/2009	13,100	12,821
2 JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046	22,200	21,546
2 M&I Auto Loan Trust	2.310%	2/20/2008	12,261	12,184
2 Master Adjustable Rate Mortgages Trust	3.849%	4/25/2034	19,890	19,265
2,4 MBNA Credit Card Master Note Trust	5.021%	8/16/2010	41,300	41,400
2 MBNA Credit Card Master Note Trust	4.200%	9/15/2010	39,500	38,781
2,4 MBNA Credit Card Master Note Trust	4.921%	2/15/2012	40,000	40,078
2,4 Mellon Bank Premium Finance Loan Master Trust	5.070%	6/15/2009	30,500	30,544
2 Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033	18,359	18,069
2 Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033	11,777	11,610
2 Merrill Lynch Mortgage Investors, Inc.	4.597%	2/25/2034	25,102	24,742
2 Merrill Lynch Trust Securitization	4.100%	8/25/2009	34,700	34,220
2 Morgan Stanley Auto Loan Trust	2.640%	11/15/2007	11,797	11,736
2,4 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	5.229%	11/25/2015	7,093	7,062
2 Morgan Stanley Mortgage Loan Trust	4.091%	2/25/2034	16,390	15,937
2 National City Auto Receivables Trust	2.110%	7/15/2008	36,441	36,064
2,4 National City Credit Card Master Trust	4.951%	8/15/2012	57,400	57,579
2 Nissan Auto Receivables Owner Trust	2.850%	10/15/2007	35,112	34,864
2 Nissan Auto Receivables Owner Trust	2.010%	11/15/2007	11,798	11,713
2 Nissan Auto Receivables Owner Trust	2.700%	12/17/2007	17,225	17,134
2 Nissan Auto Receivables Owner Trust	2.050%	3/16/2009	14,878	14,599
2 Nissan Auto Receivables Owner Trust	3.990%	7/15/2009	35,300	34,759
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	15,100	14,879
2 Nissan Auto Receivables Owner Trust	5.160%	2/15/2010	40,140	40,122
2,4 Nissan Auto Receivables Owner Trust	4.931%	7/15/2010	29,100	29,111
2 PECO Energy Transition Trust	6.050%	3/1/2009	22,104	22,201
2,4 Permanent Financing PLC	4.950%	3/10/2009	19,650	19,643
2,4 Permanent Financing PLC	4.990%	9/10/2010	59,470	59,452
2,4 Permanent Financing PLC	4.990%	6/10/2011	26,600	26,593
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	39,250	37,731
2 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	47,300	45,195
2 PP&L Transition Bond Co. LLC	7.050%	6/25/2009	16,372	16,554
2 Provident Funding Mortgage Loan Trust	4.052%	4/25/2034	29,456	28,657
2 Regions Auto Receivables Trust	2.310%	1/15/2008	6,962	6,943
2,4 Rental Car Finance Corp.	5.159%	6/25/2009	28,540	28,625
2 Salomon Brothers Mortgage Securities VII	4.122%	9/25/2033	34,556	33,754
2,4 Target Credit Card Master Trust	5.085%	6/27/2011	55,000	55,089
2 Thornburg Mortgage Securities Trust	3.320%	3/25/2044	17,127	16,442
2 Toyota Auto Receivables Owner Trust	2.790%	1/15/2010	27,000	26,697
2 Triad Automobile Receivables Trust	1.900%	7/14/2008	11,936	11,887
2 USAA Auto Owner Trust	4.550%	2/16/2010	57,900	57,316
2 USAA Auto Owner Trust	5.010%	9/15/2010	41,100	40,921
2 USAA Auto Owner Trust	2.670%	10/15/2010	43,800	42,665
2 Volkswagen Auto Loan Enhanced Trust	2.270%	10/22/2007	10,354	10,298
2,4 Volkswagen Credit Auto Master Trust	4.943%	7/20/2010	53,775	53,839
2,4 Wachovia Asset Securitization, Inc.	5.219%	6/25/2033	7,534	7,534
2 Wachovia Auto Owner Trust	3.190%	6/20/2008	49,869	49,461
2 Washington Mutual Mortgage Pass-Through Certificates	4.122%	1/25/2033	3,865	3,795
2 Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033	10,578	10,291
2 Washington Mutual Mortgage Pass-Through Certificates	4.051%	9/25/2033	13,716	13,370
2 Wells Fargo Home Equity Trust	3.970%	9/25/2024	34,110	33,583
2,5 WFS Financial Owner Trust	2.290%	5/20/2008	3,291	3,287
2 WFS Financial Owner Trust	2.850%	9/22/2008	15,066	15,021
2,4 World Financial Network Credit Card Master Trust	5.001%	7/15/2010	19,550	19,562
2 World Omni Auto Receivables Trust	4.400%	4/20/2009	22,500	22,262
2 World Omni Auto Receivables Trust	5.010%	10/15/2010	58,200	57,943

				3,511,802

Finance (38.3%)
Banking (21.8%)
4 ABN AMRO Bank NV	4.800%	5/11/2007	142,700	142,834
4 Allied Irish Banks	4.680%	8/3/2007	63,495	63,454
AmSouth Bank NA	2.820%	11/3/2006	22,225	21,992
AmSouth Bank NA	6.125%	3/1/2009	2,300	2,338
3,4 ANZ National Bank International Ltd.	5.138%	4/14/2008	56,800	56,824
4 Associated Bank NA	4.800%	2/1/2008	9,350	9,343
4 Associated Bank NA	4.943%	6/2/2008	37,550	37,584
Astoria Financial Corp.	5.750%	10/15/2012	12,000	11,860
3 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	34,000	33,945
3,4 Banco Santander Chile	5.220%	12/9/2009	18,900	18,894
Bank of America Corp.	7.125%	9/15/2006	9,940	10,003
Bank of America Corp.	4.750%	10/15/2006	26,659	26,617
Bank of America Corp.	7.800%	2/15/2010	33,700	36,382
4 Bank of America Corp.	4.780%	8/2/2010	20,000	19,978
Bank of New York Co., Inc.	3.900%	9/1/2007	54,410	53,427
Bank of New York Co., Inc.	5.050%	3/3/2009	37,900	37,509
Bank of New York Co., Inc.	4.950%	1/14/2011	14,700	14,421
4 Bank of Nova Scotia	5.040%	3/28/2008	94,000	94,066
3 Bank of Scotland Treasury Services	2.250%	5/1/2006	65,820	65,814
3 Bank of Scotland Treasury Services	3.500%	11/30/2007	89,900	87,490
BankAmerica Corp.	6.625%	8/1/2007	10,000	10,158
BankAmerica Corp.	6.250%	4/1/2008	8,629	8,789
BankBoston NA	6.375%	4/15/2008	13,000	13,259
Barclays Bank PLC	7.400%	12/15/2009	6,788	7,218
3,4 BBVA US Senior S.A. Unipersonal	5.147%	4/17/2009	117,500	117,485
3 BNP Paribas	4.800%	6/24/2015	13,800	12,838
4 Branch Banking & Trust Co.	4.870%	9/2/2008	17,800	17,811
BT Preferred Capital Trust II	7.875%	2/25/2027	4,900	5,150
4 Canadian Imperial Bank of Commerce	4.850%	5/27/2008	34,200	34,202
4 Charter One Bank N.A	5.158%	4/24/2009	29,370	29,368
4 Citigroup Global Markets	5.020%	3/17/2009	38,700	38,688
Citigroup, Inc.	5.500%	8/9/2006	38,625	38,654
4 Citigroup, Inc.	4.740%	11/1/2007	33,100	33,092
4 Citigroup, Inc.	5.010%	6/9/2009	81,000	81,138
Colonial Bank NA	6.375%	12/1/2015	3,800	3,782
2,3 Commonwealth Bank of Australia	6.024%	3/15/2049	21,125	20,587
4 Credit Suisse First Boston USA, Inc.	4.933%	6/2/2008	40,000	40,004
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	31,325	30,172
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	7,100	6,788
4 Credit Suisse First Boston USA, Inc.	4.949%	8/15/2010	41,500	41,558
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	4,850	5,135
3 Development Bank of Singapore Ltd.	7.875%	8/10/2009	21,600	23,160
Fifth Third Bank	2.700%	1/30/2007	98,400	96,672
Fifth Third Bank	3.375%	8/15/2008	16,701	16,019
4 First Tennessee Bank	5.060%	12/17/2009	23,500	23,527
FirstStar Bank	7.125%	12/1/2009	8,425	8,885
FleetBoston Financial Corp.	7.375%	12/1/2009	5,000	5,313
Golden West Financial Corp.	4.125%	8/15/2007	10,975	10,824
GreenPoint Financial Corp.	3.200%	6/6/2008	36,560	34,930
2,4 HBOS Treasury Services PLC	4.750%	5/19/2006	24,700	24,695
HSBC Bank USA	3.875%	9/15/2009	38,500	36,806
2,4 HSBC Bank USA	5.030%	12/14/2009	38,500	38,629
HSBC USA, Inc.	7.000%	11/1/2006	26,515	26,708
Independence Community Bank	3.750%	4/1/2014	16,040	15,169
JPMorgan Chase & Co.	3.125%	12/11/2006	55,784	55,079
JPMorgan Chase & Co.	5.500%	3/26/2007	94,009	93,909
KeyCorp	4.700%	5/21/2009	15,700	15,414
3 M & T Bank Corp.	3.850%	4/1/2013	16,150	15,705
4 Manufacturers & Traders Trust Co.	4.980%	3/30/2007	19,600	19,599
MBNA Corp.	6.250%	1/17/2007	17,675	17,759
MBNA Corp.	5.625%	11/30/2007	3,925	3,945
4 MBNA Corp.	5.140%	5/5/2008	17,400	17,527
Mellon Capital I	7.720%	12/1/2026	9,600	10,060
Mellon Funding Corp.	3.250%	4/1/2009	48,350	45,713
National Australia Bank	6.600%	12/10/2007	9,026	9,186
National City Bank	3.300%	5/15/2007	49,000	47,845
National City Bank of Indiana	4.875%	7/20/2007	9,850	9,806
National Westminster Bank PLC	7.375%	10/1/2009	9,337	9,893
2 National Westminster Bank PLC	7.750%	4/29/2049	23,222	23,916
3 Nationwide Building Society	2.625%	1/30/2007	61,800	60,621
North Fork Bancorp., Inc.	5.000%	8/15/2012	16,450	16,342
North Fork Bancorp., Inc.	5.875%	8/15/2012	8,070	8,177
3 PNC Financial Services	8.875%	3/15/2027	4,700	5,017
PNC Financial Services	8.875%	3/15/2027	28,930	30,881
PNC Funding Corp.	6.500%	5/1/2008	9,795	10,042
PNC Funding Corp.	5.125%	12/14/2010	28,155	27,751
3 PNC Institutional Capital Trust	8.315%	5/15/2027	12,250	13,032
4 Regions Financial Corp.	4.795%	8/8/2008	47,400	47,397
Regions Financial Corp.	4.375%	12/1/2010	1,500	1,432
Republic New York Corp.	5.875%	10/15/2008	9,934	10,040
2,3 Resona Bank Ltd.	5.850%	9/29/2049	14,900	14,173
2,3 Resona Preferred Global Securities	7.191%	12/30/2049	8,950	9,079
4 Royal Bank of Canada	4.900%	3/20/2008	28,180	28,172
3,4 Royal Bank of Scotland Group PLC	4.790%	11/24/2006	36,500	36,552
3,4 Royal Bank of Scotland Group PLC	5.125%	7/21/2008	97,700	97,686
3,4 Santander U.S. Debt, S.A. Unipersonal	4.990%	9/19/2008	119,400	119,256
Skandinaviska Enskilda Banken	6.875%	2/15/2009	11,630	12,071
4 Southtrust Bank NA	4.960%	6/14/2007	38,000	38,005
2,4 Sovereign Bancorp, Inc.	5.130%	8/25/2006	28,385	28,397
Sovereign Bank	4.000%	2/1/2008	4,800	4,698
Sovereign Bank	4.375%	8/1/2013	2,397	2,327
SunTrust Banks, Inc.	4.000%	10/15/2008	10,450	10,143
4 SunTrust Banks, Inc.	4.870%	5/22/2009	14,700	14,719
4 SunTrust Banks, Inc.	4.943%	6/2/2009	56,470	56,587
Svenska Handelsbanken NY	8.125%	8/15/2007	32,615	33,729
Toronto Dominion Bank NY	6.150%	10/15/2008	4,400	4,476
Union Planters Bank NA	5.125%	6/15/2007	66,005	65,917
US Bancorp	5.100%	7/15/2007	13,885	13,863
US Bank NA	3.700%	8/1/2007	6,840	6,715
US Bank NA	4.125%	3/17/2008	47,500	46,569
US Bank NA	5.700%	12/15/2008	32,500	32,792
2 US Central Credit Union	2.700%	9/30/2009	6,364	6,103
USB Capital IX	6.189%	4/15/2049	16,325	16,163
Wachovia Corp.	6.750%	11/15/2006	16,400	16,528
4 Wachovia Corp.	5.170%	7/20/2007	34,175	34,204
4 Wachovia Corp.	5.176%	10/28/2008	52,900	52,899
Wachovia Corp.	6.000%	10/30/2008	9,775	9,926
Wachovia Corp.	6.375%	2/1/2009	45,800	47,008
Wachovia Corp.	6.150%	3/15/2009	15,650	15,988
Washington Mutual Finance Corp.	6.250%	5/15/2006	24,400	24,413
Washington Mutual, Inc.	5.625%	1/15/2007	11,000	10,999
Washington Mutual, Inc.	4.375%	1/15/2008	46,194	45,495
4 Wells Fargo & Co.	5.000%	9/15/2006	29,325	29,318
2,4 Wells Fargo & Co.	5.025%	9/28/2007	86,800	86,857
Wells Fargo & Co.	3.750%	10/15/2007	25,000	24,488
Wells Fargo & Co.	5.250%	12/1/2007	14,300	14,305
Wells Fargo & Co.	4.200%	1/15/2010	50,000	48,050
Wells Fargo Bank NA	6.450%	2/1/2011	23,800	24,751
Western Financial Bank	9.625%	5/15/2012	5,610	6,227
3,4 Westpac Banking	4.860%	5/25/2007	52,300	52,288
4 World Savings Bank, FSB	4.880%	6/1/2007	57,050	57,070
Zions Bancorp	2.700%	5/1/2006	51,925	51,922
4 Zions Bancorp	5.227%	4/15/2008	65,700	65,697
Brokerage (4.0%)
Bear Stearns Co., Inc.	7.800%	8/15/2007	26,538	27,379
Bear Stearns Co., Inc.	4.000%	1/31/2008	11,100	10,863
2,4 Bear Stearns Co., Inc.	4.845%	2/8/2008	24,500	24,511
Bear Stearns Co., Inc.	2.875%	7/2/2008	43,450	41,308
Bear Stearns Co., Inc.	3.250%	3/25/2009	24,887	23,537
Franklin Resources Inc.	3.700%	4/15/2008	14,100	13,656
4 Goldman Sachs Group, Inc.	5.115%	7/2/2007	24,650	24,659
4 Goldman Sachs Group, Inc.	5.125%	10/5/2007	59,750	59,805
4 Goldman Sachs Group, Inc.	5.420%	7/23/2009	6,265	6,296
4 Goldman Sachs Group, Inc.	5.023%	3/2/2010	29,300	29,302
4 Goldman Sachs Group, Inc.	5.265%	6/28/2010	15,700	15,754
LaBranche & Co.	9.500%	5/15/2009	14,450	15,462
LaBranche & Co.	11.000%	5/15/2012	1,625	1,804
4 Lehman Brothers Holdings, Inc.	5.180%	10/22/2008	34,500	34,497
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	70,150	67,362
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	38,620	37,235
3,4 Lehman Brothers Holdings, Inc.	5.550%	8/19/2065	9,790	9,791
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	14,600	14,178
4 Merrill Lynch & Co., Inc.	4.930%	2/5/2010	56,575	56,710
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	25,000	23,991
4 Morgan Stanley Dean Witter	5.185%	1/12/2007	25,000	25,025
2,4 ^ Morgan Stanley Dean Witter	5.348%	1/15/2010	100,900	101,260
Morgan Stanley Dean Witter	6.750%	4/15/2011	17,500	18,329
Morgan Stanley Dean Witter	4.750%	4/1/2014	4,785	4,420
Morgan Stanley Dean Witter	5.375%	10/15/2015	14,250	13,642
2,3 Topaz Ltd.	6.920%	3/10/2007	3,465	3,486
Finance Companies (5.1%)
4 American Express Centurion Bank	5.000%	7/19/2007	23,750	23,760
4 American Express Centurion Bank	5.061%	11/16/2009	9,500	9,518
4 American Express Credit Corp.	5.050%	9/19/2006	45,000	45,025
American Express Credit Corp.	3.000%	5/16/2008	11,450	10,949
4 American Express Credit Corp.	4.979%	10/4/2010	19,600	19,608
4 American General Finance Corp.	4.860%	8/16/2007	25,000	25,024
4 American General Finance Corp.	5.188%	1/18/2008	24,200	24,236
American General Finance Corp.	2.750%	6/15/2008	5,850	5,548
American General Finance Corp.	4.625%	5/15/2009	19,400	18,950
American General Finance Corp.	3.875%	10/1/2009	39,000	37,005
American General Finance Corp.	4.875%	5/15/2010	5,200	5,060
Capital One Bank	4.875%	5/15/2008	5,000	4,952
Capital One Bank	5.000%	6/15/2009	14,650	14,440
Capital One Bank	6.500%	6/13/2013	4,875	5,028
Capital One Financial	4.800%	2/21/2012	4,380	4,169
Capital One Financial	6.250%	11/15/2013	1,990	2,012
CIT Group, Inc.	5.600%	4/27/2011	52,775	52,684
Countrywide Home Loan	5.500%	8/1/2006	66,975	67,000
Countrywide Home Loan	5.500%	2/1/2007	25,900	25,900
Countrywide Home Loan	3.250%	5/21/2008	3,400	3,260
General Electric Capital Corp.	3.500%	8/15/2007	8,200	8,020
4 General Electric Capital Corp.	4.880%	3/4/2008	22,500	22,505
2,4 General Electric Capital Corp.	5.226%	7/28/2008	39,150	39,216
General Electric Capital Corp.	4.125%	9/1/2009	50,000	48,101
General Electric Capital Corp.	4.375%	11/21/2011	10,516	9,942
General Electric Capital Corp.	5.875%	2/15/2012	4,800	4,873
General Electric Capital Corp.	4.375%	3/3/2012	18,600	17,522
HSBC Finance Corp.	4.125%	11/16/2009	17,500	16,787
HSBC Finance Corp.	4.625%	9/15/2010	56,450	54,425
HSBC Finance Corp.	5.250%	1/14/2011	25,025	24,686
HSBC Finance Corp.	5.911%	11/30/2035	5,000	4,840
International Lease Finance Corp.	6.375%	3/15/2009	9,410	9,636
International Lease Finance Corp.	4.750%	7/1/2009	6,965	6,805
International Lease Finance Corp.	5.450%	3/24/2011	23,250	22,976
iStar Financial Inc.	7.000%	3/15/2008	2,320	2,380
4 Residential Capital Corp.	6.070%	11/21/2008	14,100	14,171
3,4 Residential Capital Corp.	6.898%	4/17/2009	9,200	9,198
Residential Capital Corp.	6.375%	6/30/2010	44,725	44,519
Residential Capital Corp.	6.000%	2/22/2011	26,150	25,562
Residential Capital Corp.	6.500%	4/17/2013	11,150	11,051
4 SLM Corp.	5.220%	1/25/2007	35,000	35,031
4 SLM Corp.	5.240%	7/27/2009	54,220	54,236
USAA Capital Corp.	7.050%	11/8/2006	12,240	12,352
Insurance (5.7%)
3 AIG SunAmerica Global Financing IX	5.100%	1/17/2007	44,000	43,948
3 ASIF Global Finance XXVI	2.500%	1/30/2007	24,425	23,938
CIGNA Corp.	7.400%	5/15/2007	43,753	44,605
Hartford Financial Services Group, Inc.	2.375%	6/1/2006	19,020	18,978
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	4,850	4,809
Humana Inc.	7.250%	8/1/2006	26,750	26,865
2 ING Capital Funding Trust III	5.775%	12/8/2049	11,170	10,733
3 ING Security Life Institutional Funding	4.250%	1/15/2010	29,500	28,293
3 Jackson National Life Insurance Co.	5.250%	3/15/2007	14,800	14,791
3 Jackson National Life Insurance Co.	3.500%	1/22/2009	14,620	13,934
3 John Hancock Global Funding II	5.625%	6/27/2006	16,840	16,848
Lincoln National Corp.	5.250%	6/15/2007	12,000	11,986
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	4,100	3,859
3 MassMutual Global Funding II	3.250%	6/15/2007	33,300	32,573
3,4 MBIA Global Funding LLC	5.070%	1/26/2007	20,000	20,009
3 MetLife Global Funding I	4.750%	6/20/2007	18,700	18,597
MetLife, Inc.	5.250%	12/1/2006	13,775	13,767
3,4 Monumental Global Funding II	4.970%	12/27/2006	28,125	28,120
3 Monumental Global Funding II	3.450%	11/30/2007	8,200	7,975
3,4 Monumental Global Funding II	5.083%	1/9/2009	46,875	46,864
3 Monumental Global Funding II	4.375%	7/30/2009	6,900	6,685
3 Nationwide Life Global Funding	5.350%	2/15/2007	47,250	47,276
3 New York Life Global Funding	3.875%	1/15/2009	23,700	22,834
3,4 Premium Asset Trust	5.218%	7/15/2008	48,200	48,222
3 PRICOA Global Funding I	3.900%	12/15/2008	42,325	40,868
3 PRICOA Global Funding I	4.625%	6/25/2012	5,000	4,748
3,4 Principal Life Global	4.880%	11/13/2006	24,360	24,378
3 Principal Life Global	3.625%	4/30/2008	14,550	14,089
Principal Life Income Funding	5.125%	3/1/2011	19,600	19,266
3 Protective Life US Funding	5.875%	8/15/2006	48,950	49,040
Safeco Corp.	4.200%	2/1/2008	43,799	42,872
3 TIAA Global Markets	5.000%	3/1/2007	37,990	37,912
3 TIAA Global Markets	4.125%	11/15/2007	15,000	14,762
Travelers Property Casualty Corp.	3.750%	3/15/2008	34,420	33,408
UnitedHealth Group, Inc.	3.375%	8/15/2007	9,500	9,273
UnitedHealth Group, Inc.	3.300%	1/30/2008	23,875	23,069
4 UnitedHealth Group, Inc.	4.920%	3/2/2009	19,575	19,569
3 UnumProvident Corp.	6.850%	11/15/2015	7,650	7,593
WellPoint Inc.	6.375%	6/15/2006	36,660	36,705
WellPoint Inc.	3.750%	12/14/2007	36,117	35,182
Willis North America Inc.	5.125%	7/15/2010	16,500	16,095
3 Xlliac Global Funding	4.800%	8/10/2010	15,700	15,135
Real Estate Investment Trusts (1.4%)
Archstone-Smith Trust	5.250%	12/1/2010	9,400	9,235
Arden Realty LP	5.200%	9/1/2011	7,700	7,566
AvalonBay Communities, Inc.	5.000%	8/1/2007	4,000	3,980
4 Brandywine Operating Partnership	5.415%	4/1/2009	19,600	19,606
Brandywine Operating Partnership	5.750%	4/1/2012	7,500	7,422
Developers Diversified Realty Corp.	5.250%	4/15/2011	7,330	7,140
Developers Diversified Realty Corp.	5.375%	10/15/2012	14,100	13,663
Health Care Properties	7.500%	1/15/2007	11,700	11,862
Health Care Property Investors, Inc.	4.875%	9/15/2010	24,350	23,582
Health Care REIT, Inc.	7.500%	8/15/2007	974	994
Health Care REIT, Inc.	8.000%	9/12/2012	9,750	10,628
HRPT Properties Trust	6.950%	4/1/2012	10,000	10,441
Liberty Property LP	6.375%	8/15/2012	9,400	9,616
ProLogis	5.500%	4/1/2012	18,820	18,521
Simon Property Group Inc.	6.375%	11/15/2007	15,190	15,399
Simon Property Group Inc.	4.875%	3/18/2010	27,900	27,174
Simon Property Group Inc.	4.875%	8/15/2010	15,450	15,022
United Dominion Realty Trust	6.500%	6/15/2009	6,350	6,498
3,4 Westfield Capital Corp.	4.980%	11/2/2007	32,900	32,920
Other (0.3%)
4 Berkshire Hathaway Finance Corp.	5.078%	1/11/2008	19,000	19,014
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	22,600	21,655
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	9,800	9,195

				6,753,531

Industrial (23.0%)
Basic Industry (0.7%)
Celulosa Arauco Constitution SA	5.625%	4/20/2015	2,925	2,757
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	12,200	11,615
Falconbridge Ltd.	7.350%	11/1/2006	3,775	3,811
International Paper Co.	7.000%	8/15/2006	6,000	6,023
International Paper Co.	7.625%	1/15/2007	10,700	10,856
International Steel Group, Inc.	6.500%	4/15/2014	8,800	8,624
Lubrizol Corp.	5.875%	12/1/2008	10,920	10,984
Lubrizol Corp.	4.625%	10/1/2009	27,150	26,309
Praxair, Inc.	4.750%	7/15/2007	4,950	4,920
Rio Tinto Finance USA Ltd.	5.750%	7/3/2006	24,050	24,071
Southern Copper Corp.	6.375%	7/27/2015	1,950	1,887
Vale Overseas Ltd.	6.250%	1/11/2016	4,100	4,018
Capital Goods (3.5%)
4 Avery Dennison Corp.	4.950%	8/10/2007	23,800	23,821
3 BAE Systems Holdings Inc.	4.750%	8/15/2010	9,836	9,427
Boeing Capital Corp.	5.650%	5/15/2006	3,345	3,345
Boeing Capital Corp.	5.750%	2/15/2007	12,890	12,929
Boeing Capital Corp.	6.100%	3/1/2011	11,300	11,564
Carlisle Cos., Inc.	7.250%	1/15/2007	15,600	15,781
Caterpillar Financial Services Corp.	3.000%	2/15/2007	48,000	47,166
Caterpillar Financial Services Corp.	2.700%	7/15/2008	7,660	7,246
Caterpillar Financial Services Corp.	3.700%	8/15/2008	6,910	6,670
Caterpillar Financial Services Corp.	4.500%	9/1/2008	13,700	13,446
4 Caterpillar Financial Services Corp.	4.950%	3/10/2009	38,200	38,188
Harsco Corp.	5.125%	9/15/2013	8,000	7,642
4 Honeywell International, Inc.	4.960%	3/13/2009	24,500	24,493
Honeywell International, Inc.	6.125%	11/1/2011	2,628	2,698
John Deere Capital Corp.	5.125%	10/19/2006	4,620	4,617
John Deere Capital Corp.	3.900%	1/15/2008	42,675	41,663
John Deere Capital Corp.	4.875%	3/16/2009	13,815	13,605
John Deere Capital Corp.	4.625%	4/15/2009	32,900	32,173
John Deere Capital Corp.	5.400%	4/7/2010	3,300	3,284
L-3 Communications Corp.	7.625%	6/15/2012	2,325	2,406
L-3 Communications Corp.	6.125%	7/15/2013	1,550	1,492
L-3 Communications Corp.	5.875%	1/15/2015	5,600	5,264
3,4 Masco Corp.	5.120%	3/9/2007	34,200	34,215
Masco Corp.	4.625%	8/15/2007	10,900	10,800
2,3 Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009	18,974	19,016
Mohawk Industries Inc.	6.500%	4/15/2007	11,640	11,736
NMHG Holding Co.	10.000%	5/15/2009	3,835	4,027
3 Oakmont Asset Trust	4.514%	12/22/2008	16,110	15,630
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	7,750	8,060
Raytheon Co.	6.750%	8/15/2007	10,849	11,025
4 Textron Financial Corp.	5.040%	8/28/2007	31,780	31,837
Textron Financial Corp.	4.125%	3/3/2008	13,200	12,906
4 Textron Financial Corp.	5.145%	1/12/2009	39,170	39,163
Textron Financial Corp.	4.600%	5/3/2010	11,750	11,342
TRW, Inc.	8.750%	5/15/2006	19,600	19,620
Tyco International Group SA	5.800%	8/1/2006	32,180	32,203
Tyco International Group SA	6.375%	10/15/2011	9,765	10,033
United Technologies Corp.	4.875%	11/1/2006	20,725	20,686
Communication (4.4%)
America Movil SA de C.V	4.125%	3/1/2009	15,625	14,980
AT&T Inc.	4.125%	9/15/2009	23,650	22,642
British Sky Broadcasting Corp.	6.875%	2/23/2009	4,750	4,903
British Sky Broadcasting Corp.	8.200%	7/15/2009	15,020	16,141
CBS Corp.	5.625%	5/1/2007	10,075	10,089
Cingular Wireless LLC	5.625%	12/15/2006	29,925	29,980
Clear Channel Communications, Inc.	3.125%	2/1/2007	25,500	25,047
Clear Channel Communications, Inc.	4.625%	1/15/2008	26,155	25,710
Comcast Cable Communications, Inc.	8.375%	5/1/2007	13,950	14,346
4 Cox Communications, Inc.	5.450%	12/14/2007	8,960	8,971
Cox Communications, Inc.	3.875%	10/1/2008	4,725	4,538
Cox Communications, Inc.	7.875%	8/15/2009	21,348	22,634
Cox Communications, Inc.	4.625%	1/15/2010	13,400	12,869
3 Cox Enterprises, Inc.	7.875%	9/15/2010	12,000	12,720
Deutsche Telekom International Finance	3.875%	7/22/2008	22,141	21,449
Deutsche Telekom International Finance	8.000%	6/15/2010	10,605	11,496
Gannett Co., Inc.	4.125%	6/15/2008	32,845	32,020
IAC/InteractiveCorp	7.000%	1/15/2013	18,500	18,822
4 Liberty Media Corp.	6.410%	9/17/2006	47,170	47,315
New Cingular Wireless Services	7.500%	5/1/2007	19,050	19,439
News America Inc.	6.625%	1/9/2008	14,620	14,919
Nextel Communications	5.950%	3/15/2014	10,000	9,814
2 NYNEX Corp.	9.550%	5/1/2010	10,012	10,866
Pacific Bell	6.875%	8/15/2006	10,525	10,571
R.R. Donnelley & Sons Co.	5.000%	11/15/2006	4,760	4,751
Sprint Capital Corp.	6.000%	1/15/2007	14,780	14,841
Sprint Capital Corp.	6.125%	11/15/2008	22,180	22,537
Sprint Capital Corp.	7.625%	1/30/2011	17,860	19,323
Telecom Italia Capital	4.000%	1/15/2010	40,400	37,968
Telecom Italia Capital	4.875%	10/1/2010	19,700	18,976
Telefonos de Mexico SA	4.500%	11/19/2008	58,830	57,139
Telus Corp.	7.500%	6/1/2007	15,470	15,793
Univision Communications, Inc.	2.875%	10/15/2006	14,175	14,005
Univision Communications, Inc.	3.500%	10/15/2007	25,905	25,111
Univision Communications, Inc.	3.875%	10/15/2008	9,230	8,804
Verizon Global Funding Corp.	7.250%	12/1/2010	39,430	41,649
Verizon Wireless Capital	5.375%	12/15/2006	41,475	41,464
3 Viacom Inc.	5.750%	4/30/2011	7,425	7,371
4 Vodafone Group PLC	5.050%	12/28/2007	14,700	14,705
Consumer Cyclical (4.0%)
3,4 American Honda Finance	4.910%	3/9/2009	53,870	53,910
3 American Honda Finance	5.125%	12/15/2010	21,150	20,770
Carnival Corp.	3.750%	11/15/2007	15,110	14,753
Cendant Corp.	6.250%	1/15/2008	18,500	18,788
Centex Corp.	7.875%	2/1/2011	5,040	5,438
CVS Corp.	4.000%	9/15/2009	9,500	9,073
4 DaimlerChrysler North America Holding Corp.	5.100%	3/7/2007	17,500	17,509
2,4 DaimlerChrysler North America Holding Corp.	5.360%	9/10/2007	18,300	18,354
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	35,400	34,295
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	9,150	9,527
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	11,000	10,596
Federated Department Stores, Inc.	6.300%	4/1/2009	14,575	14,855
4 Ford Motor Credit Co.	7.680%	11/2/2007	19,280	18,926
4 Ford Motor Credit Co.	9.473%	4/15/2012	21,250	21,272
3 GSC Holdings Corp.	8.000%	10/1/2012	8,750	8,750
3 Harley-Davidson Inc.	5.000%	12/15/2010	9,300	9,064
Harrah's Entertainment Inc.	7.875%	3/15/2010	5,425	5,737
Home Depot Inc.	5.400%	3/1/2016	15,750	15,350
International Speedway Corp.	4.200%	4/15/2009	25,270	24,303
Johnson Controls, Inc.	5.000%	11/15/2006	22,220	22,167
4 Johnson Controls, Inc.	5.298%	1/17/2008	24,475	24,483
K. Hovnanian Enterprises	6.250%	1/15/2016	7,710	6,958
KB Home	6.375%	8/15/2011	8,750	8,586
KB Home	7.250%	6/15/2018	2,200	2,167
May Department Stores Co.	5.950%	11/1/2008	17,020	17,163
May Department Stores Co.	4.800%	7/15/2009	22,297	21,789
MDC Holdings Inc.	7.000%	12/1/2012	5,385	5,469
MGM Mirage, Inc.	8.500%	9/15/2010	5,600	5,964
3 MGM Mirage, Inc.	6.750%	4/1/2013	3,825	3,787
MGM Mirage, Inc.	5.875%	2/27/2014	4,000	3,720
3 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	28,250	27,354
3 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	28,200	27,979
Royal Caribbean Cruises	6.750%	3/15/2008	6,470	6,583
Royal Caribbean Cruises	8.750%	2/2/2011	2,320	2,552
Target Corp.	3.375%	3/1/2008	7,900	7,643
Target Corp.	5.400%	10/1/2008	27,295	27,390
3 Technical Olympic USA, Inc.	8.250%	4/1/2011	5,370	5,357
Tenneco Automotive Inc.	8.625%	11/15/2014	4,400	4,455
Time Warner, Inc.	8.110%	8/15/2006	27,067	27,253
Time Warner, Inc.	6.150%	5/1/2007	13,500	13,594
Toll Corp.	8.250%	2/1/2011	2,305	2,400
Wal-Mart Stores, Inc.	4.000%	1/15/2010	20,000	19,071
Wal-Mart Stores, Inc.	4.125%	7/1/2010	44,000	41,932
WCI Communities Inc.	9.125%	5/1/2012	9,300	9,393
Yum! Brands, Inc.	7.650%	5/15/2008	15,944	16,613
Yum! Brands, Inc.	8.875%	4/15/2011	6,800	7,636
Consumer Noncyclical (5.3%)
6 Abbott Laboratories	5.625%	7/1/2006	48,790	48,813
Abbott Laboratories	6.400%	12/1/2006	16,600	16,710
Altria Group, Inc.	5.625%	11/4/2008	9,475	9,501
Altria Group, Inc.	7.000%	11/4/2013	3,000	3,181
3 AmerisourceBergen Corp.	5.625%	9/15/2012	10,000	9,818
Amgen Inc.	4.000%	11/18/2009	32,150	30,707
3 Bavaria SA	8.875%	11/1/2010	3,960	4,277
3 Baxter Finco, BV	4.750%	10/15/2010	21,300	20,554
Beckman Instruments, Inc.	7.450%	3/4/2008	13,355	13,792
Becton, Dickinson & Co.	7.150%	10/1/2009	4,900	5,136
Biovail Corp.	7.875%	4/1/2010	5,610	5,680
Brown-Forman Corp.	3.000%	3/15/2008	14,700	14,090
3 Cadbury Schweppes US Finance	3.875%	10/1/2008	44,815	43,155
Campbell Soup Co.	5.500%	3/15/2007	25,570	25,599
Campbell Soup Co.	5.875%	10/1/2008	21,000	21,229
Caremark RX Inc.	7.375%	10/1/2006	39,935	40,256
3 Cargill Inc.	6.250%	5/1/2006	47,580	47,581
4 Clorox Co.	5.025%	12/14/2007	39,000	39,033
Corn Products International Inc.	8.250%	7/15/2007	12,000	12,345
Coventry Health Care Inc.	5.875%	1/15/2012	2,375	2,329
Delhaize America Inc.	8.125%	4/15/2011	11,875	12,821
4 Diageo Capital PLC	5.170%	4/20/2007	29,300	29,307
Diageo Capital PLC	3.375%	3/20/2008	25,000	24,116
Diageo Finance BV	3.000%	12/15/2006	42,600	42,018
Fortune Brands Inc.	2.875%	12/1/2006	23,620	23,294
Fortune Brands Inc.	5.125%	1/15/2011	11,250	10,986
Genentech Inc.	4.750%	7/15/2015	22,375	20,759
General Mills, Inc.	5.125%	2/15/2007	66,900	66,756
H.J. Heinz Co.	6.000%	3/15/2008	9,525	9,604
Health Management Associates Inc.	6.125%	4/15/2016	19,200	19,050
Hormel Foods Corp.	6.625%	6/1/2011	8,900	9,310
Hospira, Inc.	4.950%	6/15/2009	19,000	18,579
Kraft Foods, Inc.	4.625%	11/1/2006	23,125	23,042
Kraft Foods, Inc.	5.250%	6/1/2007	18,500	18,466
Kraft Foods, Inc.	4.125%	11/12/2009	25,950	24,792
Kroger Co.	7.625%	9/15/2006	6,765	6,818
Kroger Co.	7.650%	4/15/2007	8,810	8,984
Kroger Co.	6.375%	3/1/2008	9,170	9,297
Kroger Co.	7.450%	3/1/2008	10,880	11,231
Land O'Lakes Inc.	9.000%	12/15/2010	1,590	1,693
Medtronic Inc.	4.375%	9/15/2010	18,800	18,037
Molson Coors Capital Finance	4.850%	9/22/2010	6,575	6,365
Quest Diagnostic, Inc.	6.750%	7/12/2006	43,870	43,979
Quest Diagnostic, Inc.	5.125%	11/1/2010	9,400	9,196
4 Safeway, Inc.	5.315%	3/27/2009	19,600	19,594
Sara Lee Corp.	1.950%	6/15/2006	23,550	23,457
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	7,600	7,028
Energy (1.0%)
Burlington Resources, Inc.	5.600%	12/1/2006	41,650	41,735
Devon Energy Corp.	2.750%	8/1/2006	47,370	47,071
Diamond Offshore Drilling	5.150%	9/1/2014	10,700	10,244
3 GS-Caltex Oil Corp.	5.500%	10/15/2015	8,300	7,905
2,3,7 Oil Enterprises Ltd.	6.239%	6/30/2008	11,435	11,579
Petrobras International Finance	7.750%	9/15/2014	1,600	1,714
2,3 PF Export Receivables Master Trust	3.748%	6/1/2013	9,273	8,690
2,3 PF Export Receivables Master Trust	6.436%	6/1/2015	16,540	16,268
2,3 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	24,912	23,751
2,3 Ras Laffan Liquified Natural Gas Co.	5.298%	9/30/2020	14,590	13,649
Technology (0.9%)
Affiliated Computer Services	4.700%	6/1/2010	11,730	11,085
4 Cisco Systems Inc.	4.850%	2/20/2009	14,700	14,704
Dell Inc.	6.550%	4/15/2008	11,475	11,734
First Data Corp.	4.700%	11/1/2006	6,440	6,420
Hewlett-Packard Co.	3.625%	3/15/2008	9,437	9,158
International Business Machines Corp.	6.450%	8/1/2007	14,750	14,980
International Business Machines Corp.	3.800%	2/1/2008	29,800	29,080
International Business Machines Corp.	4.250%	9/15/2009	13,825	13,374
3 Oracle Corp.	5.000%	1/15/2011	28,200	27,450
Pitney Bowes, Inc.	5.000%	3/15/2015	14,170	13,381
Transportation (1.8%)
2,4,7 American Airlines, Inc.	5.560%	9/23/2007	16,743	16,804
2 American Airlines, Inc.	3.857%	7/9/2010	9,342	8,898
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	15,330	15,673
Canadian National Railway Co.	4.250%	8/1/2009	3,000	2,900
2 Continental Airlines, Inc.	6.648%	9/15/2017	4,122	4,091
2 Continental Airlines, Inc.	9.798%	4/1/2021	8,809	9,183
CSX Corp.	7.450%	5/1/2007	6,420	6,544
3 ERAC USA Finance Co.	7.350%	6/15/2008	9,610	9,955
3,4 ERAC USA Finance Co.	5.398%	4/30/2009	9,400	9,413
3 ERAC USA Finance Co.	7.950%	12/15/2009	12,270	13,149
FedEx Corp.	2.650%	4/1/2007	30,750	30,005
Greenbrier Co. Inc.	8.375%	5/15/2015	5,825	6,102
2,4 JetBlue Airways Corp.	9.160%	3/15/2008	4,538	4,569
2,4 JetBlue Airways Corp.	7.849%	11/15/2008	4,836	4,804
2,4 JetBlue Airways Corp.	5.285%	12/15/2013	21,316	21,210
4 JetBlue Airways Corp.	5.330%	3/15/2014	28,775	28,703
4 JetBlue Airways Corp.	5.199%	11/15/2016	19,135	19,093
Norfolk Southern Corp.	7.350%	5/15/2007	2,060	2,100
Norfolk Southern Corp.	5.257%	9/17/2014	10,806	10,433
3^ Quantas Airways	5.125%	6/20/2013	23,000	21,564
Southwest Airlines Co.	5.250%	10/1/2014	14,600	13,772
Southwest Airlines Co.	5.125%	3/1/2017	11,750	10,693
TFM SA de CV	9.375%	5/1/2012	2,000	2,150
TFM SA de CV	12.500%	6/15/2012	3,160	3,476
Union Pacific Corp.	5.750%	10/15/2007	15,200	15,260
Union Pacific Corp.	7.250%	11/1/2008	11,600	12,080
Union Pacific Corp.	3.875%	2/15/2009	9,500	9,112
Other (1.4%)
Briggs & Stratton Corp.	8.875%	3/15/2011	17,470	19,217
Cintas Corp.	5.125%	6/1/2007	16,400	16,374
2,3 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	6,796	6,840
Stanley Works	3.500%	11/1/2007	6,880	6,712
3 Targeted Return Index Securities Trust 5-2002	5.940%	1/25/2007	60,408	61,335
Thermo Electron Corp.	5.000%	6/1/2015	6,730	6,250
3 Traded Custody Receipt	5.668%	3/1/2007	129,600	129,894

				4,029,235

Utilities (4.4%)
Electric Utilities (3.5%)
4 Alabama Power Co.	4.990%	8/25/2009	16,160	16,211
American Electric Power Co., Inc.	6.125%	5/15/2006	7,326	7,328
4 Appalachian Power Co.	5.290%	6/29/2007	9,500	9,524
Avista Corp.	9.750%	6/1/2008	20,100	21,659
CMS Energy Corp.	6.300%	2/1/2012	10,575	10,337
Consumers Energy Co.	4.800%	2/17/2009	10,783	10,593
4 Dominion Resources, Inc.	5.265%	9/28/2007	51,750	51,770
DTE Energy Co.	6.450%	6/1/2006	19,575	19,592
Entergy Gulf States, Inc.	3.600%	6/1/2008	47,530	45,543
FirstEnergy Corp.	5.500%	11/15/2006	17,852	17,863
FirstEnergy Corp.	6.450%	11/15/2011	7,750	7,989
Georgia Power Capital Trust	4.875%	11/1/2042	55,000	54,311
Georgia Power Co.	4.875%	7/15/2007	16,540	16,437
4 Georgia Power Co.	4.930%	2/17/2009	925	928
2,3 GWF Energy LLC	6.131%	12/30/2011	11,562	11,676
Indiana Michigan Power Co.	6.125%	12/15/2006	20,170	20,255
NiSource Finance Corp.	3.200%	11/1/2006	6,600	6,533
Northeast Utilities	7.250%	4/1/2012	16,385	17,409
Northern States Power Co.	2.875%	8/1/2006	18,875	18,765
Northern States Power Co.	4.750%	8/1/2010	6,400	6,218
Ohio Edison	4.000%	5/1/2008	8,000	7,772
Oncor Electric Delivery Co.	5.000%	9/1/2007	10,000	9,932
Pacific Gas & Electric Co.	3.600%	3/1/2009	12,320	11,750
Pepco Holdings, Inc.	5.500%	8/15/2007	14,860	14,847
4 Pepco Holdings, Inc.	5.445%	6/1/2010	11,510	11,496
PPL Capital Funding, Inc.	8.375%	6/15/2007	6,775	6,976
PPL Capital Funding, Inc.	4.330%	3/1/2009	23,450	22,659
Progress Energy, Inc.	5.850%	10/30/2008	10,670	10,760
PSI Energy Inc.	6.650%	6/15/2006	19,110	19,140
Public Service Co. of Colorado	4.375%	10/1/2008	12,260	11,983
Public Service Co. of New Mexico	4.400%	9/15/2008	6,050	5,873
Public Service Electric & Gas	4.000%	11/1/2008	40,378	39,043
Puget Sound Energy Inc.	3.363%	6/1/2008	16,610	15,902
4 Southern California Edison Co.	4.768%	2/2/2009	7,500	7,506
Southern California Edison Co.	7.625%	1/15/2010	7,150	7,595
3 SP PowerAssets Ltd.	3.800%	10/22/2008	18,875	18,192
Texas - New Mexico Power Co.	6.125%	6/1/2008	15,150	15,369
Virginia Electric & Power Co.	4.500%	12/15/2010	7,400	7,055
Natural Gas (0.9%)
AGL Capital Corp.	7.125%	1/14/2011	9,900	10,502
Boardwalk Pipelines LLC	5.500%	2/1/2017	4,775	4,525
CenterPoint Energy	6.500%	2/1/2008	18,360	18,634
CenterPoint Energy Resources	8.900%	12/15/2006	25,365	25,800
2,4 Energen Corp.	5.099%	11/15/2007	33,100	33,095
Enterprise Products Operating LP	4.000%	10/15/2007	13,680	13,393
3 Gulfstream Natural Gas Systems	5.560%	11/1/2015	10,600	10,325
Panhandle Eastern Pipeline	2.750%	3/15/2007	7,610	7,434
Plains All American Pipeline LP	4.750%	8/15/2009	25,800	25,055
*3 Yosemite Security Trust	8.250%	11/15/2004	11,820	7,269

				770,823

Total Corporate Bonds
(Cost $15,250,927)				15,065,391

Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)

China Development Bank	8.250%	5/15/2009	18,790	20,212
China Development Bank	5.000%	10/15/2015	5,200	4,878
4 Corp. Andina de Fomento	5.457%	1/26/2007	44,700	44,758
3 Export-Import Bank of Korea	4.125%	2/10/2009	19,200	18,522
Korea Development Bank	4.750%	7/20/2009	56,500	55,206
2 Pemex Finance Ltd.	8.020%	5/15/2007	6,788	6,842
2 Pemex Finance Ltd.	9.690%	8/15/2009	28,700	30,495
Pemex Project Funding Master Trust	5.750%	12/15/2015	16,000	15,120
2,3 Petroleum Export/Cayman	4.623%	6/15/2010	27,861	27,098
2,3 Petroleum Export/Cayman	5.265%	6/15/2011	22,466	22,103
3 Petronas Capital Ltd.	7.000%	5/22/2012	4,700	4,991
Republic of Korea	4.250%	6/1/2013	14,750	13,485

Total Sovereign Bonds
(Cost $266,500)				263,710

Taxable Municipal Bond (0.1%)

3 Texas Municipal Gas Corp.
(Cost $13,725)	2.600%	7/1/2007	13,725	13,438

			Shares

Preferred Stocks (0.1%)

Public Storage, Inc.	6.600%	308,325	7,076
Southern California Edison Co.	6.125%	74,500	7,312
Sovereign Bancorp	7.300%	307,000	7,829

Total Preferred Stocks
(Cost $22,833)				22,217

Temporary Cash Investment (1.1%)

8 Vanguard Market Liquidity Fund, 4.771%
(Cost $196,619)			196,618,846	196,619

Total Investments (99.9%)
(Cost $17,819,921)				17,586,304

Other Assets and Liabilities-Net (0.1%)				17,238

Net Assets (100%)				17,603,542

*	Non-income-producing security — security in default.
^	Part of security position is on loan to broker/dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of these securities was $2,649,609,000, representing 15.1% of net assets.
4	Adjustable-rate note.
5	Scheduled principal and interest payments are guaranteed by Financial Security Assurance.
6	Securities with a value of $17,508,000 have been segregated as initial margin for open futures contracts.
7	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT — Real Estate Investment Trust.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2006, the cost of investment securities for tax purposes was $17,821,724,000. Net unrealized depreciation of investment securities for tax purposes was $235,420,000, consisting of unrealized gains of $205,838,000 on securities that had risen in value since their purchase and $441,258,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year Treasury Note	3,952	805,158	(2,362)
5-Year Treasury Note	3,118	324,759	(3,252)
10-Year Treasury Note	2,050	216,435	(4,653)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At April 30, 2006, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity/Termination Date	Dealer *	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Coca Cola Co.
12/29/06	DBS	48,725	0.180%	49
1/2/07	DBS	47,525	0.180%	48
Fifth Third Bancorp
4/2/07	DBS	38,550	0.450%	69
Procter & Gamble
9/20/08	DBS	111,800	0.120%	160
Raytheon Co.
9/20/10	BS	18,800	0.360%	113
United Parcel Service
3/20/08	WB	94,670	0.070%	(53)
Verizon Global Funding Corp.
6/15/06	GSI	16,000	0.930%	18
6/15/06	MLI	10,000	0.930%	11
6/15/06	MSCP	20,000	0.930%	22

				437

Interest Rate Swaps
Termination Date	Dealer *	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

5/11/06	DBS	142,700	2.961%	(4.740%)**	(60)
6/1/06	ABN	57,050	3.000%	(4.820%)**	(89)
7/23/06	DBS	21,965	3.055%	(5.090%)**	(106)
9/15/06	LEH	29,325	2.680%	(4.910%)**	(271)
9/15/06	LEH	29,325	2.571%	(4.910%)**	(282)
9/18/06	LEH	47,170	2.578%	(4.910%)**	(463)
9/19/06	DBS	25,000	2.578%	(4.930%)**	(247)
11/13/06	LEH	24,360	2.965%	(4.740%)**	(293)
12/10/06	LEH	26,600	3.152%	(4.880%)**	(339)
1/12/07	LEH	25,000	2.635%	(5.045%)**	(453)
1/25/07	ABN	35,000	2.600%	(5.108%)**	(679)
1/26/07	DBS	44,700	2.607%	(5.108%)**	(868)
1/26/07	JPM	20,000	3.054%	(4.970%) †	(325)
2/1/07	DBS	25,900	(3.960%)	4.680% **	266
3/9/07	JPM	34,200	3.108%	(4.870%)**	(617)
3/10/07	DBS	19,650	2.698%	(4.880%)**	(425)
4/2/07	DBS	38,550	3.085%	(5.000%)**	(760)
4/5/07	LEH	39,000	2.708%	(4.830%)**	(906)
5/25/07	ABN	52,300	3.193%	(4.800%)**	(1,130)
6/14/07	DBS	38,000	3.220%	(4.900%)**	(851)
11/1/07	ABN	33,100	3.163%	(4.680%)**	(1,020)
12/28/07	LEH	14,700	4.897%	(4.960%)**	(95)
1/15/08	LEH	61,900	3.345%	(5.068%)**	(1,965)
3/28/08	LEH	94,000	4.758%	(5.000%) †	(929)
9/19/08	LEH	119,400	4.743%	(4.930%)**	(1,506)
6/2/09	DBS	40,850	3.765%	(4.823%)**	(1,787)

					(16,200)

*	ABN-ABN Amro.
BS-Bear Stearns
DBS-Deutsche Bank Securities.
GSI-Goldman Sachs International.
JPM-J.P. Morgan Securities.
LEH-Lehman Brothers Special Financing Inc.
MLI-Merrill Lynch International.
MSCP-Morgan Stanley Credit Producers.
WB-Wachovia Bank NA.
**	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
†	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Short-Term Federal Fund
Schedule of Investments
April 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (93.9%)

U.S. Government Securities (7.4%)
U.S. Treasury Note	3.875%	5/15/2009	15,000	14,578
U.S. Treasury Note	3.625%	7/15/2009	187,400	180,430

				195,008

Agency Bonds and Notes (73.1%)
1 Federal Home Loan Bank	3.625%	2/16/2007	80,000	79,043
1 Federal Home Loan Bank	3.375%	2/15/2008	50,000	48,454
1 Federal Home Loan Bank	4.875%	3/5/2008	100,000	99,483
1 Federal Home Loan Bank	3.875%	2/13/2009	20,000	19,323
1 Federal Home Loan Bank	4.250%	5/15/2009	32,000	31,142
1 Federal Home Loan Bank	4.625%	2/18/2011	50,000	48,710
1 Federal Home Loan Mortgage Corp.	4.875%	3/15/2007	50,000	49,886
1 Federal Home Loan Mortgage Corp.	4.000%	8/17/2007	50,000	49,289
1 Federal Home Loan Mortgage Corp.	4.625%	8/22/2008	75,000	74,111
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	21,500	21,842
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	50,000	53,011
1 Federal Home Loan Mortgage Corp.	4.750%	10/4/2010	25,000	24,454
1 Federal Home Loan Mortgage Corp.	5.000%	10/18/2010	50,000	49,186
1 Federal National Mortgage Assn	3.625%	3/15/2007	100,000	98,719
1,2 Federal National Mortgage Assn	5.250%	4/15/2007	269,500	269,740
1 Federal National Mortgage Assn	3.800%	1/18/2008	100,000	97,827
1 Federal National Mortgage Assn	4.750%	2/1/2008	59,920	59,449
1 Federal National Mortgage Assn	5.750%	2/15/2008	96,000	96,989
1 Federal National Mortgage Assn	6.000%	5/15/2008	37,000	37,611
1 Federal National Mortgage Assn	3.250%	8/15/2008	50,000	48,018
1 Federal National Mortgage Assn	4.000%	1/26/2009	50,000	48,449
1 Federal National Mortgage Assn	7.250%	1/15/2010	100,000	106,581
1 Federal National Mortgage Assn	4.625%	6/1/2010	100,000	97,541
1 Federal National Mortgage Assn	7.125%	6/15/2010	157,975	168,943
1 Federal National Mortgage Assn	5.125%	4/15/2011	50,000	49,777
Overseas Private Investment Corp. (U.S. Government Guaranteed)	0.000%	9/20/2007	13,000	13,134
Overseas Private Investment Corp. (U.S. Government Guaranteed)	0.000%	9/20/2007	8,000	8,082
3 Overseas Private Investment Corp. (U.S. Government Guaranteed)	2.890%	12/15/2007	40,480	39,641
3 Overseas Private Investment Corp. (U.S. Government Guaranteed)	2.410%	6/15/2009	9,470	9,092
Private Export Funding Corp.	7.650%	5/15/2006	20,000	20,017
Private Export Funding Corp.	5.750%	1/15/2008	5,125	5,173
Private Export Funding Corp.	6.670%	9/15/2009	17,000	17,753

				1,940,470

Mortgage-Backed Securities (13.4%)
Conventional Mortgage-Backed Securities (7.3%)
1,3 Federal Home Loan Mortgage Corp.	5.500%	2/1/2016-11/1/2017	41,531	41,285
1,3 Federal Home Loan Mortgage Corp.	6.500%	9/1/2011	2,471	2,495
1,3 Federal Home Loan Mortgage Corp.	7.500%	2/1/2008	468	475
1,3 Federal National Mortgage Assn	5.000%	8/1/2020-12/1/2020	48,358	47,075
1,3 Federal National Mortgage Assn	5.500%	6/1/2021	60,000	59,573
1,3 Federal National Mortgage Assn	6.000%	4/1/2017	13,245	13,443
1,3 Federal National Mortgage Assn	6.500%	10/1/2010-9/1/2016	23,121	23,668
1,3 Federal National Mortgage Assn	7.500%	3/1/2015-8/1/2015	1,441	1,497
1,3 Federal National Mortgage Assn	8.000%	10/1/2014-9/1/2015	4,802	5,046
Non-Conventional Mortgage-Backed Securities (6.1%)
1,3 Federal Home Loan Mortgage Corp.	3.694%	8/1/2033	7,554	7,319
1,3 Federal National Mortgage Assn	3.460%	10/1/2033	12,043	11,654
1,3 Federal National Mortgage Assn	3.615%	8/1/2033	9,505	9,232
1,3 Federal National Mortgage Assn	3.702%	9/1/2033	29,063	28,241
1,3 Federal National Mortgage Assn	3.715%	8/1/2033	3,486	3,394
1,3 Federal National Mortgage Assn	3.724%	7/1/2033	6,578	6,413
1,3 Federal National Mortgage Assn	3.729%	6/1/2033	12,429	12,124
1,3 Federal National Mortgage Assn	3.781%	8/1/2033	13,154	12,811
1,3 Federal National Mortgage Assn	3.799%	9/1/2033	13,610	13,259
1,3 Federal National Mortgage Assn	3.820%	7/1/2033	13,779	13,437
1,3 Federal National Mortgage Assn	4.282%	8/1/2034	8,984	8,757
1,3 Federal National Mortgage Assn	4.306%	6/1/2034	35,155	34,293

				355,491

Total U.S. Government and Agency Obligations
(Cost $2,546,297)				2,490,969

Temporary Cash Investment (5.4%)			Shares

5 Vanguard Yorktown Liquidity Fund, 4.751%
(Cost $144,084)			144,084,385	144,084

Total Investments (99.3%)
(Cost $2,690,381)				2,635,053

Other Assets and Liabilities-Net (0.7%)				18,281

Net Assets (100%)				2,653,334

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	Securities with a value of $601,000 have been segregated as initial margin for open futures contracts.
3	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
4	Zero coupon redeemable at a price above par. Yield to maturity is 3.248%. 5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2006, the cost of investment securities for tax purposes was $2,690,381,000. Net unrealized depreciation of investment securities for tax purposes was $55,328,000, consisting of unrealized gains of $877,000 on securities that had risen in value since their purchase and $56,205,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year Treasury Note	128	26,078	27
5-Year Treasury Note	(432)	44,996	(22)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Treasury Fund
Schedule of Investments
April 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (95.5%)

U.S. Government Securities (92.5%)
U.S. Treasury Bond	8.875%	2/15/2019	154,000	205,710
U.S. Treasury Bond	8.125%	8/15/2019	151,673	192,957
U.S. Treasury Bond	8.500%	2/15/2020	71,500	93,989
U.S. Treasury Bond	8.750%	8/15/2020	29,000	39,023
U.S. Treasury Bond	7.875%	2/15/2021	241,581	305,223
U.S. Treasury Bond	8.125%	5/15/2021	92,875	119,968
U.S. Treasury Bond	8.125%	8/15/2021	32,000	41,410
U.S. Treasury Bond	8.000%	11/15/2021	23,000	29,526
U.S. Treasury Bond	7.125%	2/15/2023	83,000	99,574
U.S. Treasury Bond	6.250%	8/15/2023	101,500	112,158
U.S. Treasury Bond	7.500%	11/15/2024	4,000	5,024
U.S. Treasury Bond	6.875%	8/15/2025	52,000	61,718
U.S. Treasury Bond	7.625%	2/15/2025	10,000	12,720
U.S. Treasury Bond	6.000%	2/15/2026	30,000	32,480
U.S. Treasury Bond	6.750%	8/15/2026	49,000	57,628
U.S. Treasury Bond	6.500%	11/15/2026	31,050	35,606
U.S. Treasury Bond	6.625%	2/15/2027	50,000	58,180
U.S. Treasury Bond	6.375%	8/15/2027	110,650	125,449
U.S. Treasury Bond	6.125%	11/15/2027	75,000	82,769
U.S. Treasury Bond	5.500%	8/15/2028	26,600	27,269
U.S. Treasury Bond	5.250%	11/15/2028	15,000	14,895
U.S. Treasury Bond	6.125%	8/15/2029	160,700	178,226

				1,931,502

Agency Bond (3.0%)
Private Export Funding Corp.	4.950%	11/15/2015	65,000	62,784

Total U.S. Government and Agency Obligations
(Cost $1,931,474)				1,994,286

Temporary Cash Investment (3.2%)			Shares

1 Vanguard Yorktown Liquidity Fund, 4.751%
(Cost $66,773)			66,772,788	66,773

Total Investments (98.7%)
(Cost $1,998,247)				2,061,059

Other Assets and Liabilities-Net (1.3%)				26,696

Net Assets (100%)				2,087,755

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2006, the cost of investment securities for tax purposes was $2,012,587,000. Net unrealized appreciation of investment securities for tax purposes was $48,472,000, consisting of unrealized gains of $79,755,000 on securities that had risen in value since their purchase and $31,283,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund
Schedule of Investments
April 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (93.8%)

U.S. Government Securities (84.9%)
U.S. Treasury Bill	4.748%	9/14/2006	122,449	120,277
U.S. Treasury Note	2.625%	11/15/2006	130,000	128,354
U.S. Treasury Note	3.750%	3/31/2007	229,000	226,568
U.S. Treasury Note	3.500%	5/31/2007	360,000	354,658
U.S. Treasury Note	4.000%	8/31/2007	223,000	220,422
U.S. Treasury Note	4.250%	11/30/2007	604,000	597,960
U.S. Treasury Note	3.875%	5/15/2009	75,000	72,891
U.S. Treasury Note	4.000%	6/15/2009	412,875	402,359
U.S. Treasury Note	3.500%	2/15/2010	25,000	23,789
U.S. Treasury Note	6.500%	2/15/2010	75,000	79,067
U.S. Treasury Note	4.000%	4/15/2010	413,500	400,189
U.S. Treasury Note	4.375%	12/15/2010	194,000	189,666

				2,816,200

Agency Bonds and Notes (8.7%)
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	20,000	20,639
1 Federal National Mortgage Assn	7.250%	1/15/2010	20,000	21,316
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	5.760%	6/15/2006	2,667	2,628
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	5.100%	6/30/2007	5,714	5,691
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.450%	12/15/2010	13,636	14,238
Private Export Funding Corp.	7.650%	5/15/2006	55,000	55,048
Private Export Funding Corp.	3.400%	2/15/2008	45,000	43,661
Private Export Funding Corp.	6.670%	9/15/2009	17,000	17,753
Private Export Funding Corp.	7.200%	1/15/2010	7,100	7,560
Private Export Funding Corp.	7.250%	6/15/2010	64,080	68,646
Private Export Funding Corp.	6.070%	4/30/2011	29,000	29,940

				287,120

Mortgage-Backed Securities (0.2%)
1,2 Federal Home Loan Mortgage Corp.	5.50%	4/1/2016-5/1/2016	1,367	1,363
1,2 Federal Home Loan Mortgage Corp.	6.00%	8/1/2006	1,277	1,280
1,2 Federal Home Loan Mortgage Corp.	7.00%	9/1/2015-1/1/2016	1,067	1,104
1,2 Federal National Mortgage Assn	6.00%	9/1/2006	356	356
1,2 Federal National Mortgage Assn	7.00%	11/1/2015-3/1/2016	211	2,834

				6,937

Total U.S. Government and Agency Obligations
(Cost $3,155,529)				3,110,257

Temporary Cash Investment (4.3%)			Shares

3 Vanguard Yorktown Liquidity Fund, 4.751%
(Cost $142,437)			142,437,488	142,437

Total Investments (98.1%)
(Cost $3,297,966)				3,252,694

Other Assets and Liabilities-Net (1.9%)				63,345

Net Assets (100%)				$3,316,039

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2006, the cost of investment securities for tax purposes was $3,297,966,000. Net unrealized depreciation of investment securities for tax purposes was $45,272,000, consisting of unrealized gains of $743,000 on securities that had risen in value since their purchase and $46,015,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund
Schedule of Investments
April 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (98.8%)

U.S. Government Securities (79.4%)
U.S. Treasury Bill	4.723%	7/27/2006	39,000	38,563
U.S. Treasury Bill	4.828%	10/19/2006	10,500	10,264
U.S. Treasury Bond	3.625%	5/15/2013	405,000	372,475
U.S. Treasury Bond	8.750%	5/15/2017	204,000	264,912
U.S. Treasury Bond	8.875%	8/15/2017	169,150	222,168
U.S. Treasury Note	6.500%	2/15/2010	423,650	446,620
U.S. Treasury Note	4.000%	4/15/2010	157,000	151,946
U.S. Treasury Note	3.875%	9/15/2010	245,000	235,085
U.S. Treasury Note	4.250%	10/15/2010	10,000	9,736
U.S. Treasury Note	4.500%	2/28/2011	12,000	11,781
U.S. Treasury Note	4.875%	2/15/2012	156,000	155,415
U.S. Treasury Note	4.375%	8/15/2012	294,000	284,583
U.S. Treasury Note	4.000%	11/15/2012	178,500	168,766
U.S. Treasury Note	3.875%	2/15/2013	154,000	144,183
U.S. Treasury Note	4.250%	8/15/2013	344,000	328,145
U.S. Treasury Note	4.250%	11/15/2013	86,000	81,875
U.S. Treasury Note	4.000%	2/15/2014	72,500	67,743

				2,994,260

Agency Bonds and Notes (19.3%)
Agency for International Development-Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	40,000	37,229
1 Export Funding Trust (U.S. Government Guaranteed)	8.210%	12/29/2006	1,489	1,504
1,2 Federal National Mortgage Assn	7.300%	5/25/2010	30,000	31,950
1,2 Federal National Mortgage Assn	5.763%	12/25/2011	20,000	20,130
2 Federal National Mortgage Assn	4.375%	3/15/2013	25,000	23,711
1 Guaranteed Trade Trust (U.S. Government Guaranteed)	7.390%	6/26/2006	375	376
1 Guaranteed Trade Trust (U.S. Government Guaranteed)	7.800%	8/15/2006	865	869
1 Guaranteed Trade Trust (U.S. Government Guaranteed)	8.170%	1/15/2007	1,083	1,095
1,3 Guaranteed Trade Trust (U.S. Government Guaranteed)	6.690%	1/15/2009	16,699	16,966
1 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.600%	12/15/2012	24,097	25,546
1 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.050%	11/15/2013	29,063	30,424
Private Export Funding Corp.	7.110%	4/15/2007	33,420	34,018
Private Export Funding Corp.	6.490%	7/15/2007	14,000	14,217
Private Export Funding Corp.	5.750%	1/15/2008	60,000	60,559
Private Export Funding Corp.	5.870%	7/31/2008	123,100	124,886
Private Export Funding Corp.	7.200%	1/15/2010	12,900	13,735
Private Export Funding Corp.	7.250%	6/15/2010	135,920	145,604
Private Export Funding Corp.	6.070%	4/30/2011	51,000	52,653
Private Export Funding Corp.	5.685%	5/15/2012	10,000	10,182
Private Export Funding Corp.	4.974%	8/15/2013	19,960	19,603
Private Export Funding Corp.	4.950%	11/15/2015	65,000	62,784

				728,041

Mortgage-Backed Securities (0.1%)
1,2 Federal Home Loan Mortgage Corp.	5.500%	4/1/2016-5/1/2016	3,720	3,702
1,2 Federal Home Loan Mortgage Corp.	7.000%	5/01/2015-3/1/2016	1,198	1,239

				4,941

Total U.S. Government And Agency Obligations
(Cost $3,787,275)				3,727,242

Temporary Cash Investment (0.1%)			Shares

4 Vanguard Yorktown Liquidity Fund, 4.751%
(Cost $3,128)			3,128,100	3,128

Total Investments (98.9%)
(Cost $3,790,403)				3,730,370

Other Assets and Liabilities-Net (1.1%)				40,224

Net Assets (100%)				3,770,594

1	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30,2006, the aggregate value of these securities was $16,966,000, representing 0.4% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2006, the cost of investment securities for tax purposes was $3,792,674,000. Net unrealized depreciation of investment securities for tax purposes was $62,304,000, consisting of unrealized gains of $17,142,000 on securities that had risen in value since their purchase and $79,446,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund
Schedule of Investments
April 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Corporate Bonds (91.4%)

Finance (1.5%)
Banking (0.3%)
Chevy Chase Savings Bank	6.875%	12/1/2013	23,595	24,303
Brokerage (0.4%)
E*Trade Financial Corp.	8.000%	6/15/2011	22,395	23,347
E*Trade Financial Corp.	7.375%	9/15/2013	11,285	11,567
Insurance (0.7%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	31,750	31,485
UnumProvident Corp.	7.625%	3/1/2011	9,195	9,644
UnumProvident Corp.	6.750%	12/15/2028	20,560	18,799
UnumProvident Corp.	7.375%	6/15/2032	6,295	6,173
Real Estate Investment Trusts (0.1%)
CBRE Escrow Inc.	9.750%	5/15/2010	5,940	6,400

				131,718

Industrial (77.1%)
Basic Industry (9.6%)
Abitibi-Consolidated Inc.	7.500%	4/1/2028	27,010	22,958
Airgas, Inc.	9.125%	10/1/2011	23,900	25,214
Arch Western Finance	6.750%	7/1/2013	67,495	66,820
BCP Caylux Holdings	9.625%	6/15/2014	27,164	29,880
Bowater Canada Finance	7.950%	11/15/2011	42,540	42,327
Bowater Inc.	6.500%	6/15/2013	1,785	1,665
Cascades Inc.	7.250%	2/15/2013	5,310	5,045
Equistar Chemicals LP	10.125%	9/1/2008	5,775	6,194
Equistar Chemicals LP	10.625%	5/1/2011	21,015	22,854
Georgia-Pacific Corp.	8.125%	5/15/2011	22,510	23,467
Georgia-Pacific Corp.	8.000%	1/15/2024	19,405	19,259
Hawk Corp.	8.750%	11/1/2014	9,150	9,196
Huntsman LLC	11.625%	10/15/2010	7,823	8,820
IMC Global, Inc.	10.875%	6/1/2008	25,870	27,875
IMC Global, Inc.	11.250%	6/1/2011	15,810	16,719
IMC Global, Inc.	7.300%	1/15/2028	22,500	20,475
International Steel Group, Inc.	6.500%	4/15/2014	30,990	30,370
Koppers Inc.	9.875%	10/15/2013	15,328	16,861
Longview Fibre Co.	10.000%	1/15/2009	16,550	17,295
Lyondell Chemical Co.	9.625%	5/1/2007	46,280	47,784
Lyondell Chemical Co.	9.500%	12/15/2008	5,936	6,173
MDP Acquisitions	9.625%	10/1/2012	11,540	12,204
Massey Energy Co.	6.625%	11/15/2010	20,045	20,195
2 Massey Energy Co.	6.875%	12/15/2013	6,690	6,464
Methanex Corp.	8.750%	8/15/2012	28,910	31,801
Millennium America Inc.	9.250%	6/15/2008	28,160	29,216
Nalco Co.	7.750%	11/15/2011	25,385	25,512
Nalco Co.	8.875%	11/15/2013	4,860	5,018
Neenah Paper Inc.	7.375%	11/15/2014	28,380	26,535
Norske Skog Canada	8.625%	6/15/2011	29,595	29,891
Norske Skog Canada	7.375%	3/1/2014	3,235	3,041
2^ Novelis Corp.	7.250%	2/15/2015	50,240	48,733
Peabody Energy Corp.	6.875%	3/15/2013	35,550	36,084
Russel Metals Inc.	6.375%	3/1/2014	4,400	4,312
Ryerson Tull, Inc.	9.125%	7/15/2006	11,960	12,080
Smurfit Capital Funding PLC	7.500%	11/20/2025	6,685	6,284
Steel Dynamics, Inc.	9.500%	3/15/2009	24,270	25,362
Stone Container Corp.	9.750%	2/1/2011	23,310	23,951
Stone Container Corp.	8.375%	7/1/2012	10,060	9,809
^ Stone Container Corp.	7.375%	7/15/2014	17,220	15,821
U.S. Steel LLC	10.750%	8/1/2008	25,985	28,194
Capital Goods (8.1%)
Alliant Techsystems Inc.	6.750%	4/1/2016	25,410	25,029
Allied Waste North America Inc.	8.875%	4/1/2008	43,365	45,425
Allied Waste North America Inc.	8.500%	12/1/2008	4,470	4,705
Allied Waste North America Inc.	6.500%	11/15/2010	1,945	1,911
Allied Waste North America Inc.	5.750%	2/15/2011	14,095	13,461
Allied Waste North America Inc.	6.375%	4/15/2011	16,170	15,806
Argo Tech Corp.	9.250%	6/1/2011	18,005	18,995
2 Ashtead Holding PLC	8.625%	8/1/2015	14,000	14,665
Ball Corp.	6.625%	3/15/2018	18,800	18,424
Building Materials Corp.	7.750%	8/1/2014	33,575	33,575
Case New Holland Inc.	9.250%	8/1/2011	65,825	70,104
2 Case New Holland Inc.	7.125%	3/1/2014	45,750	45,407
2 Crown Americas Inc.	7.625%	11/15/2013	22,580	23,088
2 Crown Americas Inc.	7.750%	11/15/2015	22,580	23,088
DRS Technologies Inc.	6.625%	2/1/2016	16,035	15,875
DRS Technologies Inc.	7.625%	2/1/2018	3,065	3,126
2 Douglas Dynamic LLC	7.750%	1/15/2012	13,530	13,124
Goodman Global Holdings	7.875%	12/15/2012	4,865	4,877
2^ Invensys PLC	9.875%	3/15/2011	42,355	45,320
L-3 Communications Corp.	7.625%	6/15/2012	24,850	25,720
L-3 Communications Corp.	6.125%	7/15/2013	8,425	8,109
L-3 Communications Corp.	6.375%	10/15/2015	16,190	15,623
Moog Inc.	6.250%	1/15/2015	14,260	13,725
NMHG Holding Co.	10.000%	5/15/2009	17,105	17,960
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	21,610	22,474
Owens-Brockway Glass Container, Inc.	7.750%	5/15/2011	39,070	40,047
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	12,630	13,419
Sequa Corp.	9.000%	8/1/2009	47,085	50,616
Texas Industries Inc.	7.250%	7/15/2013	21,420	21,956
United Rental North America	6.500%	2/15/2012	66,080	64,758
Communication (19.4%)
CSC Holdings, Inc.	7.875%	12/15/2007	13,125	13,388
CSC Holdings, Inc.	8.125%	7/15/2009	28,765	29,844
CSC Holdings, Inc.	8.125%	8/15/2009	35,090	36,406
CSC Holdings, Inc.	7.625%	4/1/2011	33,335	33,835
2 CSC Holdings, Inc.	6.750%	4/15/2012	10,160	10,135
CSC Holdings, Inc.	7.875%	2/15/2018	14,985	15,135
CSC Holdings, Inc.	7.625%	7/15/2018	21,115	21,115
Canwest Media Inc.	8.000%	9/15/2012	43,495	44,039
Centennial Cellular	10.125%	6/15/2013	15,910	17,402
Centennial Communication	8.125%	2/1/2014	2,915	3,002
2 Charter Communications OPT LLC	8.000%	4/30/2012	73,880	73,880
2 Charter Communications OPT LLC	8.375%	4/30/2014	68,890	68,890
Citizens Communications	7.625%	8/15/2008	13,035	13,491
Citizens Communications	9.250%	5/15/2011	62,665	69,088
Citizens Communications	9.000%	8/15/2031	12,655	13,572
Dex Media East LLC	9.875%	11/15/2009	33,570	35,752
Dex Media West LLC	8.500%	8/15/2010	8,735	9,183
Dex Media, Inc.	8.000%	11/15/2013	16,290	16,799
DirecTV Holdings	8.375%	3/15/2013	8,185	8,737
Dobson Cellular Systems	8.375%	11/1/2011	31,140	33,008
Dobson Cellular Systems	9.875%	11/1/2012	17,225	18,818
EchoStar DBS Corp.	5.750%	10/1/2008	13,795	13,588
EchoStar DBS Corp.	6.375%	10/1/2011	30,645	29,879
GCI Inc.	7.250%	2/15/2014	53,475	52,673
Houghton Mifflin Co.	8.250%	2/1/2011	34,915	36,050
Insight Midwest LP	10.500%	11/1/2010	77,295	81,160
Intelsat Bermuda Ltd.	8.250%	1/15/2013	6,980	7,120
Intelsat Bermuda Ltd.	8.625%	1/15/2015	62,875	65,469
Intelsat Ltd.	5.250%	11/1/2008	17,290	16,685
Lamar Media Corp.	7.250%	1/1/2013	2,415	2,427
Lamar Media Corp.	6.625%	8/15/2015	10,915	10,615
Liberty Media Corp.	7.750%	7/15/2009	6,180	6,483
Liberty Media Corp.	7.875%	7/15/2009	26,840	28,230
^ Liberty Media Corp.	5.700%	5/15/2013	39,195	36,255
^ Liberty Media Corp.	8.250%	2/1/2030	30,630	29,593
Lin Television Corp.	6.500%	5/15/2013	16,495	15,258
Mail-Well Corp.	9.625%	3/15/2012	32,795	35,091
Mediacom Broadband LLC	11.000%	7/15/2013	37,850	40,310
^ Mediacom Broadband LLC	8.500%	10/15/2015	16,035	15,794
^ Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	16,565	16,938
Medianews Group Inc.	6.875%	10/1/2013	22,880	20,821
2 Nordic Telephone Co.	8.875%	5/1/2016	14,280	14,816
PanAmSat Corp.	9.000%	8/15/2014	41,751	43,943
2 Quebecor Media Inc.	7.750%	3/15/2016	31,785	32,580
Qwest Communications International Inc.	8.875%	3/15/2012	93,455	102,567
^ Qwest Communications International Inc.	7.500%	2/15/2014	12,540	12,665
2 R.H. Donnelley Corp.	6.875%	1/15/2013	8,415	7,815
2 R.H. Donnelley Corp.	6.875%	1/15/2013	15,225	14,140
2 R.H. Donnelley Corp.	8.875%	1/15/2016	73,150	75,253
Rogers Cable Inc.	7.875%	5/1/2012	3,810	4,067
Rogers Cable Inc.	6.250%	6/15/2013	42,465	41,987
Rogers Cable Inc.	5.500%	3/15/2014	25,505	23,720
Rogers Cable Inc.	6.750%	3/15/2015	6,610	6,643
Rogers Cable Inc.	7.500%	3/15/2015	13,530	14,139
Rogers Wireless Inc.	9.625%	5/1/2011	47,545	53,726
Rogers Wireless Inc.	6.375%	3/1/2014	33,590	32,750
Shaw Communications Inc.	8.250%	4/11/2010	28,950	30,832
Shaw Communications Inc.	7.250%	4/6/2011	1,885	1,946
Sinclair Broadcast Group	8.750%	12/15/2011	16,290	17,145
Sinclair Broadcast Group	8.000%	3/15/2012	27,815	28,371
US West Communications Group	6.875%	9/15/2033	56,160	51,667
Videotron Ltee	6.375%	12/15/2015	5,230	5,119
Consumer Cyclical (15.5%)
AMC Entertainment Inc.	8.000%	3/1/2014	24,160	22,650
Arvinmeritor Inc.	8.750%	3/1/2012	16,685	17,060
1,2 AutoNation Inc.	7.045%	4/15/2013	4,290	4,365
2 AutoNation Inc.	7.000%	4/15/2014	4,105	4,125
Aztar Corp.	9.000%	8/15/2011	16,275	17,109
Beazer Homes USA, Inc.	8.625%	5/15/2011	34,000	35,317
Beazer Homes USA, Inc.	8.375%	4/15/2012	2,680	2,794
Beazer Homes USA, Inc.	6.875%	7/15/2015	13,910	13,319
Boyd Gaming Corp.	8.750%	4/15/2012	7,495	7,963
Boyd Gaming Corp.	7.750%	12/15/2012	10,260	10,619
Boyd Gaming Corp.	6.750%	4/15/2014	5,085	5,034
Corrections Corp. of America	6.250%	3/15/2013	12,065	11,537
Corrections Corp. of America	6.750%	1/31/2014	6,300	6,158
Cummins Inc.	9.500%	12/1/2010	7,940	8,486
Cummins Inc.	7.125%	3/1/2028	6,550	6,599
D.R. Horton, Inc.	5.000%	1/15/2009	7,545	7,407
D.R. Horton, Inc.	4.875%	1/15/2010	13,055	12,663
D.R. Horton, Inc.	9.750%	9/15/2010	3,525	3,964
D.R. Horton, Inc.	7.875%	8/15/2011	12,535	13,420
D.R. Horton, Inc.	5.250%	2/15/2015	9,795	8,928
^ Ford Motor Co.	7.450%	7/16/2031	36,920	26,952
Ford Motor Credit Co.	6.500%	1/25/2007	23,355	23,185
Ford Motor Credit Co.	7.875%	6/15/2010	13,880	12,819
1 Ford Motor Credit Co.	9.473%	4/15/2012	27,010	27,038
^ Ford Motor Credit Co.	7.000%	10/1/2013	66,530	58,066
General Motors Acceptance Corp.	5.125%	5/9/2008	48,590	45,799
General Motors Acceptance Corp.	6.875%	8/28/2012	27,825	25,732
General Motors Acceptance Corp.	8.000%	11/1/2031	19,385	18,319
2^ GSC Holdings Corp.	8.000%	10/1/2012	22,975	22,975
Host Marriott LP	9.500%	1/15/2007	21,155	21,631
Host Marriott LP	7.125%	11/1/2013	68,215	69,068
Isle of Capri Casinos	7.000%	3/1/2014	23,470	23,059
J.B. Poindexter Co.	8.750%	3/15/2014	18,885	15,344
K. Hovnanian Enterprises	6.250%	1/15/2016	17,185	15,509
KB Home	8.625%	12/15/2008	13,485	14,193
KB Home	7.750%	2/1/2010	7,600	7,819
KB Home	6.375%	8/15/2011	3,265	3,204
KB Home	6.250%	6/15/2015	18,215	16,917
^ Lear Corp.	5.750%	8/1/2014	26,215	21,955
Lodgenet Entertainment Corp.	9.500%	6/15/2013	9,310	10,032
Mandalay Resort Group	10.250%	8/1/2007	15,955	16,733
Mandalay Resort Group	9.375%	2/15/2010	37,730	40,654
Marquee Inc.	8.625%	8/15/2012	23,910	24,986
Meritage Corp.	7.000%	5/1/2014	14,265	13,552
MGM Mirage, Inc.	9.750%	6/1/2007	21,385	22,187
MGM Mirage, Inc.	8.500%	9/15/2010	78,475	83,576
Mohegan Tribal Gaming	6.125%	2/15/2013	13,640	13,282
Park Place Entertainment Corp.	8.875%	9/15/2008	23,930	25,485
Park Place Entertainment Corp.	8.125%	5/15/2011	1,890	2,036
Park Place Entertainment Corp.	7.000%	4/15/2013	28,340	29,332
Rite Aid Corp.	8.125%	5/1/2010	7,910	8,118
Rite Aid Corp.	9.500%	2/15/2011	35,490	37,442
Rite Aid Corp.	7.500%	1/15/2015	4,175	4,112
Riviera Holdings Corp.	11.000%	6/15/2010	14,970	15,849
Royal Caribbean Cruises	7.500%	10/15/2027	24,480	25,000
Seneca Gaming Corp.	7.250%	5/1/2012	5,225	5,225
Seneca Gaming Corp.	7.250%	5/1/2012	21,825	21,825
2 Service Corp. International	7.500%	6/15/2017	22,655	22,372
Speedway Motorsports Inc.	6.750%	6/1/2013	11,505	11,433
Standard Pacific Corp.	6.875%	5/15/2011	26,250	25,233
^ Standard Pacific Corp.	7.750%	3/15/2013	12,640	12,435
Starwood Hotel Resorts	7.875%	5/1/2012	43,750	46,922
Station Casinos	6.500%	2/1/2014	32,365	31,394
Station Casinos	6.875%	3/1/2016	12,740	12,549
2 Station Casinos	6.625%	3/15/2018	22,875	21,731
Tenneco Automotive Inc.	10.250%	7/15/2013	19,725	21,870
Toll Corp.	8.250%	2/1/2011	7,425	7,731
Toll Corp.	8.250%	12/1/2011	635	662
TRW Automotive Inc.	9.375%	2/15/2013	36,765	39,752
^ Visteon Corp.	7.000%	3/10/2014	31,090	25,183
Wynn Las Vegas LLC	6.625%	12/1/2014	40,825	39,600
Consumer Noncyclical (8.6%)
Ahold Finance USA Inc.	6.875%	5/1/2029	24,270	21,236
Alliance One International, Inc.	11.000%	5/15/2012	6,375	6,024
Altria Group, Inc.	7.000%	11/4/2013	9,995	10,597
2 Angiotech Pharmaceutical	7.750%	4/1/2014	20,725	20,829
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	6,550	6,714
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	6,035	5,756
Biovail Corp.	7.875%	4/1/2010	48,695	49,304
^ Bombardier Recreational	8.375%	12/15/2013	21,885	22,979
Constellation Brands Inc.	8.000%	2/15/2008	5,360	5,521
Constellation Brands Inc.	8.125%	1/15/2012	24,805	25,983
Coventry Health Care Inc.	5.875%	1/15/2012	970	951
Coventry Health Care Inc.	8.125%	2/15/2012	20,035	20,770
DaVita Inc.	6.625%	3/15/2013	12,915	12,754
DaVita Inc.	7.250%	3/15/2015	13,120	13,153
Delhaize America Inc.	9.000%	4/15/2031	12,665	14,456
Dole Foods Co.	7.250%	6/15/2010	2,955	2,778
Dole Foods Co.	8.875%	3/15/2011	14,125	13,860
Elan Financial PLC	7.750%	11/15/2011	46,230	44,265
Fisher Scientific International Inc.	6.750%	8/15/2014	13,585	13,585
Fisher Scientific International Inc.	6.125%	7/1/2015	26,355	25,169
HCA Inc.	7.000%	7/1/2007	15,000	15,190
HCA Inc.	7.250%	5/20/2008	20,280	20,747
HCA Inc.	5.500%	12/1/2009	13,930	13,565
HCA Inc.	8.750%	9/1/2010	27,000	29,173
HCA Inc.	5.750%	3/15/2014	9,135	8,483
^ HCA Inc.	6.375%	1/15/2015	55,090	53,140
HCA Inc.	7.690%	6/15/2025	4,510	4,432
HCA Inc.	7.500%	11/6/2033	9,725	9,392
Health Net Inc.	9.875%	4/15/2011	21,705	24,557
Mylan Laboratories Inc.	5.750%	8/15/2010	5,170	5,041
Mylan Laboratories Inc.	6.375%	8/15/2015	25,975	25,520
Omnicare, Inc.	6.125%	6/1/2013	6,565	6,302
Omnicare, Inc.	6.750%	12/15/2013	14,435	14,291
Omnicare, Inc.	6.875%	12/15/2015	20,475	20,270
Philip Morris Cos., Inc.	7.750%	1/15/2027	9,990	11,246
RJ Reynolds Corp.	6.500%	7/15/2010	7,785	7,785
^ RJ Reynolds Corp.	7.300%	7/15/2015	36,460	37,189
Triad Hospitals Inc.	7.000%	5/15/2012	51,465	51,208
United Agricultural Products	8.250%	12/15/2011	7,966	8,404
Ventas Realty LP/Capital Corp.	6.750%	6/1/2010	7,650	7,612
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	24,485	24,424
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	16,405	16,733
Ventas Realty LP/Capital Corp.	6.500%	6/1/2016	17,655	17,456
VWR International Inc.	6.875%	4/15/2012	3,975	3,896
VWR International Inc.	8.000%	4/15/2014	10,755	10,768
Energy (7.1%)
Chesapeake Energy Corp.	7.750%	1/15/2015	3,785	3,932
Chesapeake Energy Corp.	6.625%	1/15/2016	48,625	47,409
Chesapeake Energy Corp.	6.875%	1/15/2016	19,935	19,885
2 Chesapeake Energy Corp.	6.500%	8/15/2017	44,855	43,173
Chesapeake Energy Corp.	6.500%	8/15/2017	3,895	3,749
Chesapeake Energy Corp.	6.250%	1/15/2018	21,135	20,290
Delta Petroleum Corp.	7.000%	4/1/2015	13,160	12,206
Encore Acquisition Co.	6.250%	4/15/2014	5,010	4,760
Encore Acquisition Co.	6.000%	7/15/2015	17,645	16,322
Exco Resources Inc.	7.250%	1/15/2011	29,470	29,102
Forest Oil Corp.	8.000%	12/15/2011	21,660	23,014
Forest Oil Corp.	7.750%	5/1/2014	13,755	14,202
Giant Industries	11.000%	5/15/2012	15,257	16,745
Hornbeck Offshore Services	6.125%	12/1/2014	18,115	17,390
Kerr McGee Corp.	6.950%	7/1/2024	14,445	14,452
Kerr-McGee Corp.	7.125%	10/15/2027	7,190	7,182
Magnum Hunter Resources Inc.	9.600%	3/15/2012	21,606	23,118
Newfield Exploration Co.	7.450%	10/15/2007	14,500	14,772
Newfield Exploration Co.	8.375%	8/15/2012	33,750	36,239
Newfield Exploration Co.	6.625%	4/15/2016	23,985	23,715
Parker Drilling Co.	9.625%	10/1/2013	22,645	25,136
Pioneer Natural Resources Co.	5.875%	7/15/2016	10,385	9,764
Pioneer Natural Resources Co.	6.875%	5/1/2018	19,395	19,432
Pioneer Natural Resources Co.	7.200%	1/15/2028	12,855	12,708
Plains Exploration & Production Co.	8.750%	7/1/2012	4,385	4,665
Plains Exploration & Production Co.	7.125%	6/15/2014	9,850	10,022
Pogo Producing Co.	6.625%	3/15/2015	6,890	6,683
Pogo Producing Co.	6.875%	10/1/2017	16,035	15,634
Premcor Refining Group	9.500%	2/1/2013	34,200	37,706
Pride International Inc.	7.375%	7/15/2014	50,760	52,664
2 Tesoro Corp.	6.250%	11/1/2012	15,085	14,783
Whiting Petroleum Corp.	7.250%	5/1/2012	17,725	17,725
Whiting Petroleum Corp.	7.250%	5/1/2013	21,975	21,975
Whiting Petroleum Corp.	7.000%	2/1/2014	3,950	3,930
Technology (4.0%)
Flextronics International Ltd.	6.250%	11/15/2014	24,315	23,707
^ IKON Office Solutions	7.750%	9/15/2015	30,485	31,285
MagnaChip Semiconductor	6.875%	12/15/2011	22,955	21,922
2 Sensata Technologies	8.000%	5/1/2014	36,405	36,815
2^ SunGard Data Systems, Inc.	9.125%	8/15/2013	94,835	101,473
UGS Corp.	10.000%	6/1/2012	33,100	36,245
Xerox Corp.	9.750%	1/15/2009	65,875	71,557
Xerox Corp.	7.125%	6/15/2010	13,215	13,611
Xerox Corp.	6.400%	3/15/2016	4,535	4,427
Xerox Corp.	8.000%	2/1/2027	23,305	24,004
Transportation (3.6%)
American Airlines, Inc.	7.024%	10/15/2009	14,100	14,523
1,2 Avis Budget Car Rental	7.577%	5/15/2014	8,045	8,276
2 Avis Budget Car Rental	7.625%	5/15/2014	22,785	23,155
2 Avis Budget Car Rental	7.750%	5/15/2016	22,785	23,241
Continental Airlines, Inc.	7.056%	9/15/2009	18,810	19,374
3 Continental Airlines, Inc.	6.900%	1/2/2018	8,876	8,920
3 Continental Airlines, Inc.	9.798%	4/1/2021	26,843	27,984
Delta Air Lines, Inc.	7.111%	9/18/2011	25,545	25,545
Delta Air Lines, Inc.	7.570%	5/18/2012	23,365	23,365
Greenbrier Co. Inc.	8.375%	5/15/2015	22,315	23,375
2 Hertz Corp.	8.875%	1/1/2014	64,050	68,133
Kansas City Southern Industries, Inc.	9.500%	10/1/2008	20,000	21,150
Kansas City Southern Industries, Inc.	7.500%	6/15/2009	23,585	23,880
^ Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	8,195	8,175
TFM SA de CV	9.375%	5/1/2012	8,235	8,853
Other (1.2%)
Adesa Corp.	7.625%	6/15/2012	24,175	24,477
FastenTech Inc.	11.500%	5/1/2011	13,040	13,301
General Cable Corp.	9.500%	11/15/2010	20,705	22,310
UCAR Finance, Inc.	10.250%	2/15/2012	41,350	44,141

				6,992,629

Utilities (12.8%)
Electric (9.1%)
AES Corp.	9.500%	6/1/2009	1,885	2,026
AES Corp.	9.375%	9/15/2010	2,990	3,266
2 AES Corp.	8.750%	5/15/2013	53,620	57,910
2 AES Corp.	9.000%	5/15/2015	70,215	76,359
Aquila Inc.	9.950%	2/1/2011	42,960	47,686
Aquila Inc.	11.875%	7/1/2012	4,815	6,524
Avista Corp.	9.750%	6/1/2008	19,005	20,479
CMS Energy Corp.	7.500%	1/15/2009	9,032	9,280
CMS Energy Corp.	8.500%	4/15/2011	21,750	23,327
2 Dynegy Inc.	8.375%	5/1/2016	39,760	39,661
Edison Mission	9.875%	4/15/2011	23,515	26,513
Midwest Generation LLC	8.750%	5/1/2034	71,220	76,918
2 Mirant North America LLC	7.375%	12/31/2013	59,415	59,564
NRG Energy Inc.	7.250%	2/1/2014	10,705	10,759
NRG Energy Inc.	7.375%	2/1/2016	75,045	75,608
Nevada Power Co.	10.875%	10/15/2009	1,941	2,087
Nevada Power Co.	8.250%	6/1/2011	7,150	7,785
Nevada Power Co.	6.500%	4/15/2012	9,945	10,037
Nevada Power Co.	9.000%	8/15/2013	11,126	12,218
Nevada Power Co.	5.875%	1/15/2015	15,895	15,338
2 Nevada Power Co.	6.650%	4/1/2036	9,710	9,468
Reliant Energy, Inc.	6.750%	12/15/2014	86,930	79,106
Sierra Pacific Resources	8.625%	3/15/2014	11,390	12,301
Sierra Pacific Resources	6.750%	8/15/2017	10,440	10,375
TECO Energy, Inc.	7.200%	5/1/2011	28,710	29,751
TECO Energy, Inc.	7.000%	5/1/2012	2,200	2,272
TECO Energy, Inc.	6.750%	5/1/2015	4,450	4,550
TXU Corp.	5.550%	11/15/2014	44,890	41,708
TXU Corp.	6.500%	11/15/2024	47,250	43,066
TXU Corp.	6.550%	11/15/2034	16,600	14,961
Natural Gas (3.7%)
ANR Pipeline Co.	8.875%	3/15/2010	28,880	30,613
Colorado Interstate Gas	5.950%	3/15/2015	3,115	2,979
El Paso Natural Gas Co.	7.625%	8/1/2010	13,275	13,706
El Paso Natural Gas Co.	7.500%	11/15/2026	6,670	6,812
El Paso Production Holdings	7.750%	6/1/2013	64,495	66,269
Enterprise Products Operating LP	6.875%	3/1/2033	15,915	15,934
Semco Energy Inc.	7.125%	5/15/2008	3,490	3,516
Semco Energy Inc.	7.750%	5/15/2013	2,755	2,865
Southern Natural Gas	8.875%	3/15/2010	33,080	35,023
Suburban Propane Partners	6.875%	12/15/2013	23,690	22,506
2 Williams Cos., Inc.	6.375%	10/1/2010	10,710	10,683
Williams Cos., Inc.	7.125%	9/1/2011	41,285	42,317
Williams Cos., Inc.	8.125%	3/15/2012	38,775	41,489
Williams Cos., Inc.	7.500%	1/15/2031	29,450	30,039
Williams Cos., Inc.	7.750%	6/15/2031	1,515	1,576
Williams Cos., Inc.	8.750%	3/15/2032	6,060	6,969

				1,164,199

Total Corporate Bonds
(Cost $8,263,736)				8,288,546

U.S. Government Securities (4.9%)

U.S. Treasury Note	3.125%	1/31/2007	5,370	5,299
U.S. Treasury Note	3.375%	2/28/2007	64,665	63,826
U.S. Treasury Note	3.750%	3/31/2007	35,305	34,930
U.S. Treasury Note	6.625%	5/15/2007	70,905	72,113
U.S. Treasury Note	5.625%	5/15/2008	83,420	84,606
U.S. Treasury Note	5.500%	5/15/2009	109,750	111,671
U.S. Treasury Note	5.750%	8/15/2010	65,840	67,990

Total U.S. Government Securities
(Cost $453,355)				440,435

Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)

^ Federal Republic of Brazil	7.875%	3/7/2015	23,850	25,698
3 Federal Republic of Brazil	8.000%	1/15/2018	26,770	28,724
Pemex Project Funding Master Trust	5.750%	12/15/2015	23,380	22,094

Total Sovereign Bonds
(Cost $75,879)				76,516

Temporary Cash Investments (3.9%)

Repurchase Agreement (0.9%)
Credit Suisse First Boston LLC
(Dated 4/28/06, Repurchase Value $85,234,000,
collateralized by, Federal National Mortgage Assn., 4.000%-9.000%,
9/1/08-4/1/36)	4.790%	5/1/2006	85,200	85,200

			Shares

Money Market Fund (3.0%)
4 Vanguard Market Liquidity Fund, 4.771%	272,547,895	272,548

Total Temporary Cash Investments
(Cost $357,748)				357,748

Total Investments (101.0%)
(Cost $9,150,718)				9,163,245

Other Assets and Liabilities-Net (-1.0%)				(92,487)

Net Assets (100%)				9,070,758

^	Part of security position is on loan to broker/dealers.
1	Adjustable-rate note.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of these securities was $1,186,489,000, representing 13.1% of net assets.
3	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2006, the cost of investment securities for tax purposes was $9,150,718,000. Net unrealized appreciation of investment securities for tax purposes was $12,527,000, consisting of unrealized gains of $152,669,000 on securities that had risen in value since their purchase and $140,142,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund
Schedule of Investments
April 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (98.9%)

U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	257,850	239,868
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	1,091,420	1,136,117
U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/2028	429,575	634,356
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/2029	284,400	431,353
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/2032	71,100	95,498
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	456,120	580,091
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	306,350	389,448
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	1,170,650	1,167,599
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/2011	247,325	298,904
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/2011	100,000	100,733
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/2012	344,255	408,588
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/2012	537,500	619,247
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	612,800	644,109
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2014	891,300	935,263
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/2014	726,445	746,149
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/2015	904,690	887,297
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2015	47,925	46,991
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2016	95,975	92,900

Total U.S. Government Securities
(Cost $9,625,172)				9,454,511

			Shares

Temporary Cash Investment (0.9%)

1 Vanguard Market Liquidity Fund, 4.771%
(Cost $85,623)			85,623,243	85,623

Total Investments (99.8%)
(Cost $9,710,795)				9,540,134

Other Assets and Liabilities—Net (0.2%)				15,686

Net Assets (100%)				9,555,820

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2006, the cost of investment securities for tax purposes was $9,712,097,000. Net unrealized depreciation of investment securities for tax purposes was $171,963,000, consisting of unrealized gains of $70,624,000 on securities that had risen in value since their purchase and $242,587,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment Grade Fund
Schedule of Investments
April 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (13.2%)

U.S. Government Securities (11.9%)
U.S. Treasury Bond	7.500%	11/15/2016	16,000	19,045
U.S. Treasury Bond	8.125%	8/15/2019	64,000	81,420
U.S. Treasury Bond	8.750%	5/15/2020	44,000	59,070
U.S. Treasury Note	4.750%	3/31/2011	8,650	8,582
U.S. Treasury Note	4.875%	2/15/2012	31,800	31,681
U.S. Treasury Note	4.375%	8/15/2012	21,000	20,327
U.S. Treasury Note	4.000%	11/15/2012	13,500	12,764
U.S. Treasury Note	3.875%	2/15/2013	40,430	37,853
U.S. Treasury Note	4.250%	8/15/2013	96,000	91,575
U.S. Treasury Note	4.250%	11/15/2013	82,130	78,190
U.S. Treasury Note	4.000%	2/15/2014	75,400	70,452
U.S. Treasury Note	4.750%	5/15/2014	16,650	16,338
U.S. Treasury Note	4.250%	8/15/2014	33,400	31,631
U.S. Treasury Note	4.250%	11/15/2014	37,015	34,991

				593,919

Agency Bond (0.4%)
Agency for International Development—Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	20,000	18,614

Mortgage-Backed Securities (0.9%)
Conventional Mortgage-Backed Securities (0.1%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	5,811	5,884
Non-Conventional Mortgage-Backed Securities (0.8%)
1,2 Federal Home Loan Mortgage Corp.	4.848%	9/1/2032	2,678	2,674
1,2 Federal Home Loan Mortgage Corp.	4.994%	8/1/2032	6,684	6,685
1,2 Federal Home Loan Mortgage Corp.	5.000%	6/15/2024	18,762	18,496
1,2 Federal Home Loan Mortgage Corp.	5.000%	10/15/2024	4,141	4,082
1,2 Federal National Mortgage Assn	5.000%	7/25/2024	5,000	4,923

				42,744

Total U.S. Government and Agency Obligations
(Cost $683,192)				655,277

Corporate Bonds (81.4%)

Asset Backed/Commercial Mortgage-Backed Securities (10.0%)
2,3 American Express Credit Account Master Trust	5.021%	12/15/2008	4,180	4,180
2,3 American Express Credit Account Master Trust	5.011%	11/16/2009	3,625	3,629
2,3 American Express Credit Account Master Trust	5.011%	9/15/2010	6,800	6,822
2,3 American Express Credit Account Master Trust	5.011%	10/15/2010	10,000	10,021
2,3 Bank One Issuance Trust	5.011%	12/15/2010	14,000	14,031
2 Bank One Issuance Trust	4.370%	4/15/2012	10,000	9,749
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.458%	3/11/2039	15,000	14,881
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.945%	2/11/2041	8,000	7,710
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	7,360	7,047
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.156%	10/12/2042	4,956	4,760
2 California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.420%	9/25/2008	220	220
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	7,000	6,753
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	15,000	14,412
2,3 Chase Credit Card Master Trust	4.931%	5/15/2009	15,000	15,011
2,3 Chase Credit Card Master Trust	5.011%	7/15/2010	11,000	11,036
2,3 Chase Issuance Trust	4.941%	10/15/2012	25,000	25,088
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	11,125	11,054
2,3 Citibank Credit Card Issuance Trust	4.993%	10/20/2014	25,000	25,101
2 Citibank Credit Card Issuance Trust	4.850%	3/10/2017	10,000	9,485
2 Citibank Credit Card Master Trust	6.300%	5/15/2008	10,000	10,004
2 COMED Transitional Funding Trust	5.630%	6/25/2009	8,306	8,322
2 Detroit Edison Securitization Funding LLC	6.190%	3/1/2013	15,000	15,402
2,3 Discover Card Master Trust I	4.911%	9/16/2010	25,000	25,050
2,3 Fleet Home Equity Loan Trust	5.173%	1/20/2033	3,820	3,817
2,3 Ford Credit Floor Plan Master Owner Trust	4.941%	7/15/2009	10,000	9,999
2 GE Capital Commercial Mortgage Corp.	4.974%	7/10/2045	5,000	4,760
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	5,350	5,152
2,3 GE Capital Credit Card Master Note Trust	4.951%	6/15/2010	4,480	4,483
2,3 GE Capital Credit Card Master Note Trust	4.941%	9/15/2010	11,000	11,008
2 Illinois Power Special Purpose Trust	5.540%	6/25/2009	3,944	3,950
2 LB-UBS Commercial Mortgage Trust	4.954%	9/15/2030	9,000	8,493
2 Massachusetts RRB Special Purpose Trust	4.400%	3/15/2015	12,000	11,320
2,3 MBNA Credit Card Master Note Trust	4.921%	2/15/2012	15,000	15,029
2,3 MBNA Credit Card Master Note Trust	4.961%	6/15/2015	31,000	31,113
2,3 Mellon Bank Premium Finance Loan Master Trust	5.070%	6/15/2009	6,720	6,730
2,3 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	5.229%	11/25/2015	2,086	2,077
2,3 National City Credit Card Master Trust	4.951%	8/15/2012	10,000	10,031
2 PECO Energy Transition Trust	6.050%	3/1/2009	6,019	6,046
2 PECO Energy Transition Trust	6.520%	12/31/2010	10,000	10,428
2 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	50,000	47,775
2 PP&L Transition Bond Co. LLC	7.050%	6/25/2009	3,446	3,484
2 PSE&G Transition Funding LLC	6.610%	6/15/2015	15,000	15,923
2,3 Target Credit Card Master Trust	5.085%	6/27/2011	10,000	10,016
2,3 Target Credit Card Master Trust	5.019%	10/27/2014	15,000	15,019

				496,421

Finance (33.6%)
Banking (17.1%)
3 Allied Irish Banks	4.680%	8/3/2007	17,518	17,507
AmSouth Bank NA	5.200%	4/1/2015	10,000	9,525
3,4 ANZ National Bank International Ltd.	5.138%	4/14/2008	13,000	13,006
Astoria Financial Corp.	5.750%	10/15/2012	9,000	8,895
4 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	8,550	8,536
4 Banco Santander Peru	5.375%	12/9/2014	4,000	3,826
Bank of America Corp.	7.400%	1/15/2011	10,000	10,764
Bank of America Corp.	4.875%	9/15/2012	12,000	11,564
Bank of America Corp.	4.875%	1/15/2013	16,021	15,368
Bank of America Corp.	5.375%	6/15/2014	7,000	6,831
Bank of America Corp.	5.250%	12/1/2015	15,000	14,355
5 Bank of New York Co., Inc.	4.950%	1/14/2011	5,000	4,905
Bank of New York Co., Inc.	4.950%	3/15/2015	5,000	4,724
Bank One Corp.	7.875%	8/1/2010	10,262	11,156
BB&T Corp.	6.500%	8/1/2011	12,500	13,050
BB&T Corp.	4.750%	10/1/2012	5,000	4,799
4 BNP Paribas	4.800%	6/24/2015	10,000	9,303
3 Citigroup, Inc.	5.010%	6/9/2009	25,700	25,744
Citigroup, Inc.	7.250%	10/1/2010	900	960
Citigroup, Inc.	5.625%	8/27/2012	20,000	20,014
Citigroup, Inc.	5.000%	9/15/2014	9,000	8,521
Citigroup, Inc.	5.300%	1/7/2016	10,000	9,646
Colonial Bank NA	6.375%	12/1/2015	5,600	5,573
2,4 Commonwealth Bank of Australia	6.024%	3/15/2049	17,050	16,616
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	25,000	23,368
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	20,000	19,178
Deutsche Bank Financial LLC	5.375%	3/2/2015	10,000	9,648
Fifth Third Bank	4.750%	2/1/2015	18,150	16,807
First Tennessee Bank	5.050%	1/15/2015	5,000	4,749
Golden West Financial Corp.	4.750%	10/1/2012	22,450	21,468
HSBC Bank USA	3.875%	9/15/2009	1,500	1,434
HSBC Bank USA	4.625%	4/1/2014	22,000	20,257
Hudson United Bank	7.000%	5/15/2012	9,200	9,837
JPMorgan Chase & Co.	4.500%	1/15/2012	5,000	4,746
JPMorgan Chase & Co.	5.750%	1/2/2013	10,000	10,043
JPMorgan Chase & Co.	4.875%	3/15/2014	5,000	4,680
JPMorgan Chase & Co.	5.150%	10/1/2015	15,000	14,173
Key Bank NA	4.950%	9/15/2015	18,000	16,743
4 M & T Bank Corp.	3.850%	4/1/2013	2,750	2,674
Marshall & Ilsley Bank	5.250%	9/4/2012	4,000	3,926
MBNA Corp.	7.500%	3/15/2012	6,145	6,702
Mellon Bank NA	4.750%	12/15/2014	5,000	4,673
Mellon Funding Corp.	3.250%	4/1/2009	10,000	9,455
Mercantile Bankshares Corp.	4.625%	4/15/2013	10,000	9,411
National Australia Bank	8.600%	5/19/2010	5,000	5,540
National City Bank	6.250%	3/15/2011	8,000	8,246
National City Corp.	4.900%	1/15/2015	3,435	3,219
2 National Westminster Bank PLC	7.750%	4/29/2049	7,300	7,518
North Fork Bancorp., Inc.	5.875%	8/15/2012	19,347	19,603
PNC Bank NA	4.875%	9/21/2017	5,000	4,567
Regions Financial Corp.	7.750%	3/1/2011	10,000	10,902
Regions Financial Corp.	6.375%	5/15/2012	8,975	9,331
2,4 Resona Bank Ltd.	5.850%	9/29/2049	4,200	3,995
2,4 Resona Preferred Global Securities	7.191%	12/30/2049	2,475	2,511
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	6,000	5,724
4 Scotland International Finance	7.700%	8/15/2010	10,000	10,816
Skandinaviska Enskilda Banken	6.875%	2/15/2009	5,000	5,190
4 Societe Generale	5.750%	4/20/2016	15,000	14,841
Southtrust Corp.	5.800%	6/15/2014	14,705	14,628
4 Sovereign Bancorp, Inc.	4.800%	9/1/2010	5,000	4,818
Sovereign Bank	4.000%	2/1/2008	4,900	4,795
Sovereign Bank	4.375%	8/1/2013	2,458	2,386
State Street Capital Trust	5.300%	1/15/2016	12,000	11,617
3 SunTrust Banks, Inc.	4.943%	6/2/2009	12,175	12,200
3 SunTrust Banks, Inc.	5.290%	4/1/2015	6,000	5,998
UnionBanCal Corp.	5.250%	12/16/2013	3,000	2,867
4 United Overseas Bank Ltd.	4.500%	7/2/2013	7,000	6,429
US Bank NA	6.300%	2/4/2014	5,000	5,172
3 US Bank NA	5.348%	10/14/2014	10,000	10,033
US Bank NA	4.950%	10/30/2014	21,750	20,620
USB Capital IX	6.189%	4/15/2049	4,625	4,579
Wachovia Bank NA	4.800%	11/1/2014	15,000	13,965
Wachovia Corp.	4.875%	2/15/2014	26,610	24,938
Washington Mutual Bank	5.650%	8/15/2014	19,500	19,006
Washington Mutual Bank	5.125%	1/15/2015	9,000	8,413
Washington Mutual Finance Corp.	6.875%	5/15/2011	10,000	10,561
Wells Fargo & Co.	4.200%	1/15/2010	20,000	19,220
Wells Fargo & Co.	5.125%	9/1/2012	10,000	9,796
Wells Fargo & Co.	4.625%	4/15/2014	10,000	9,283
Western Financial Bank	9.625%	5/15/2012	1,640	1,820
4 Westpac Capital Trust III	5.819%	12/30/2049	14,300	14,003
Wilmington Trust Corp.	4.875%	4/15/2013	15,805	14,985
Zions Bancorp	6.000%	9/15/2015	11,000	11,006
Zions Bancorp	5.500%	11/16/2015	8,000	7,717
Brokerage (3.3%)
Bear Stearns Co., Inc.	5.700%	11/15/2014	10,785	10,627
Bear Stearns Co., Inc.	5.300%	10/30/2015	20,000	19,121
3 Goldman Sachs Group, Inc.	5.420%	7/23/2009	3,575	3,593
Goldman Sachs Group, Inc.	4.500%	6/15/2010	5,000	4,816
3 Goldman Sachs Group, Inc.	5.265%	6/28/2010	8,925	8,956
Goldman Sachs Group, Inc.	5.125%	1/15/2015	25,000	23,627
LaBranche & Co.	9.500%	5/15/2009	4,225	4,521
LaBranche & Co.	11.000%	5/15/2012	375	416
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	25,000	24,198
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	25,000	23,978
Morgan Stanley Dean Witter	5.300%	3/1/2013	18,000	17,656
Morgan Stanley Dean Witter	4.750%	4/1/2014	5,000	4,619
Morgan Stanley Dean Witter	5.375%	10/15/2015	15,000	14,360
2,4 Topaz Ltd.	6.920%	3/10/2007	1,559	1,569
Finance Companies (6.4%)
3 American Express Centurion Bank	5.061%	11/16/2009	5,000	5,010
American Express Co.	4.875%	7/15/2013	16,417	15,614
American General Finance Corp.	4.875%	5/15/2010	1,000	973
American General Finance Corp.	4.875%	7/15/2012	12,000	11,446
American General Finance Corp.	5.375%	10/1/2012	20,000	19,570
Capital One Bank	5.125%	2/15/2014	10,000	9,514
Capital One Financial	6.250%	11/15/2013	8,000	8,090
Capital One Financial	5.500%	6/1/2015	10,000	9,525
CIT Group, Inc.	5.000%	2/1/2015	12,000	11,167
CIT Group, Inc.	5.400%	1/30/2016	7,500	7,154
Countrywide Home Loan	4.000%	3/22/2011	10,000	9,271
General Electric Capital Corp.	3.250%	6/15/2009	10,000	9,397
General Electric Capital Corp.	4.375%	11/21/2011	10,200	9,643
General Electric Capital Corp.	5.875%	2/15/2012	49,600	50,359
General Electric Capital Corp.	4.375%	3/3/2012	5,200	4,899
General Electric Capital Corp.	6.000%	6/15/2012	15,000	15,337
General Electric Capital Corp.	4.750%	9/15/2014	10,000	9,373
HSBC Finance Corp.	4.125%	11/16/2009	5,000	4,796
3 HSBC Finance Corp.	5.260%	9/14/2012	8,000	8,037
HSBC Finance Corp.	5.911%	11/30/2035	27,500	26,620
International Lease Finance Corp.	4.750%	7/1/2009	4,350	4,250
International Lease Finance Corp.	5.875%	5/1/2013	10,000	10,013
iStar Financial Inc.	7.000%	3/15/2008	680	698
3,4 Residential Capital Corp.	6.898%	4/17/2009	2,600	2,600
Residential Capital Corp.	6.375%	6/30/2010	12,400	12,343
Residential Capital Corp.	6.000%	2/22/2011	6,000	5,865
Residential Capital Corp.	6.500%	4/17/2013	3,130	3,102
SLM Corp.	5.050%	11/14/2014	7,500	7,067
USAA Capital Corp.	4.640%	12/15/2009	26,000	25,347
Insurance (3.3%)
CIGNA Corp.	7.000%	1/15/2011	10,000	10,537
Genworth Financial, Inc.	4.950%	10/1/2015	5,000	4,653
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	10,000	9,304
2 ING Capital Funding Trust III	5.775%	12/8/2049	3,120	2,998
4 Liberty Mutual Group	5.750%	3/15/2014	10,000	9,483
Lincoln National Corp.	6.200%	12/15/2011	7,000	7,206
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	5,325	5,012
MetLife, Inc.	5.375%	12/15/2012	10,000	9,773
Nationwide Financial Services	5.900%	7/1/2012	5,000	5,030
4 New York Life Global Funding	5.375%	9/15/2013	12,000	11,710
4 Principal Life Global	4.400%	10/1/2010	10,000	9,563
Protective Life Secured Trust	4.000%	4/1/2011	5,000	4,675
Prudential Financial, Inc.	5.100%	9/20/2014	15,000	14,242
Prudential Financial, Inc.	4.750%	6/13/2015	7,000	6,442
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	4,000	3,850
Travelers Property Casualty Corp.	5.000%	3/15/2013	5,000	4,745
UnitedHealth Group, Inc.	5.000%	8/15/2014	12,000	11,343
4 UnumProvident Corp.	6.850%	11/15/2015	2,175	2,159
WellPoint Inc.	6.375%	1/15/2012	7,500	7,721
WellPoint Inc.	6.800%	8/1/2012	10,000	10,554
Willis North America Inc.	5.625%	7/15/2015	9,000	8,573
4 Xlliac Global Funding	4.800%	8/10/2010	3,300	3,181
Real Estate Investment Trust (2.7%)
Archstone-Smith Trust	5.250%	5/1/2015	5,000	4,738
Arden Realty LP	5.200%	9/1/2011	1,900	1,867
Brandywine Operating Partnership	6.000%	4/1/2016	5,000	4,893
Camden Property Trust	5.000%	6/15/2015	10,000	9,258
Colonial Realty LP	5.500%	10/1/2015	3,000	2,837
CPG Partners LP	8.250%	2/1/2011	5,000	5,501
Developers Diversified Realty Corp.	5.250%	4/15/2011	7,500	7,306
EOP Operating LP	8.100%	8/1/2010	5,000	5,425
EOP Operating LP	7.000%	7/15/2011	10,000	10,499
ERP Operating LP	5.125%	3/15/2016	11,000	10,289
Health Care Property Investors, Inc.	6.000%	3/1/2015	5,925	5,844
Health Care REIT, Inc.	8.000%	9/12/2012	5,000	5,450
Health Care REIT, Inc.	5.875%	5/15/2015	5,725	5,494
HRPT Properties Trust	6.400%	2/15/2015	9,500	9,561
Irvine Apartment Communities Inc.	7.000%	10/1/2007	5,000	5,069
Kimco Realty Corp.	5.783%	3/15/2016	5,000	4,897
Liberty Property LP	5.125%	3/2/2015	5,000	4,632
4 ProLogis	5.625%	11/15/2015	5,000	4,826
Reckson Operating Partnership	6.000%	3/31/2016	4,000	3,904
Simon Property Group Inc.	4.875%	3/18/2010	10,000	9,740
Simon Property Group Inc.	4.875%	8/15/2010	3,750	3,646
3,4 Westfield Capital Corp.	4.980%	11/2/2007	8,650	8,655
Other (0.8%)
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	5,000	4,750
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	20,000	19,110
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	17,100	16,044

				1,668,144

Industrial (30.7%)
Basic Industries (0.8%)
Celulosa Arauco Constitution SA	5.125%	7/9/2013	9,000	8,348
Celulosa Arauco Constitution SA	5.625%	4/20/2015	3,000	2,828
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	7,000	6,664
International Steel Group, Inc.	6.500%	4/15/2014	2,200	2,156
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	7,000	6,564
Southern Copper Corp.	6.375%	7/27/2015	550	532
4 UPM-Kymenne Corp.	5.625%	12/1/2014	10,000	9,544
Vale Overseas Ltd.	6.250%	1/11/2016	3,500	3,430
Capital Goods (4.1%)
Avery Dennison Corp.	4.875%	1/15/2013	6,800	6,443
2,4 BAE Systems	7.156%	12/15/2011	7,732	8,099
Boeing Capital Corp.	6.100%	3/1/2011	5,000	5,117
Boeing Co.	5.125%	2/15/2013	8,000	7,756
Caterpillar Financial Services Corp.	4.300%	6/1/2010	7,000	6,697
Caterpillar Financial Services Corp.	4.600%	1/15/2014	3,000	2,787
Crane Co.	5.500%	9/15/2013	5,000	4,747
Emerson Electric Co.	7.125%	8/15/2010	12,500	13,260
General Dynamics Corp.	4.250%	5/15/2013	16,350	15,035
John Deere Capital Corp.	7.000%	3/15/2012	13,440	14,313
L-3 Communications Corp.	7.625%	6/15/2012	675	699
L-3 Communications Corp.	6.125%	7/15/2013	450	433
L-3 Communications Corp.	5.875%	1/15/2015	1,400	1,316
Masco Corp.	5.875%	7/15/2012	10,560	10,545
2,4 Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009	3,795	3,803
NMHG Holding Co.	10.000%	5/15/2009	1,165	1,223
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	2,250	2,340
Raytheon Co.	4.850%	1/15/2011	13,850	13,408
Textron Financial Corp.	4.600%	5/3/2010	8,000	7,722
Textron, Inc.	4.500%	8/1/2010	7,000	6,707
Tyco International Group SA	6.375%	10/15/2011	10,000	10,274
Tyco International Group SA	6.000%	11/15/2013	11,000	10,953
United Technologies Corp.	6.350%	3/1/2011	30,600	31,687
Waste Management, Inc.	7.375%	8/1/2010	16,370	17,401
Communications (6.7%)
America Movil SA de C.V	5.750%	1/15/2015	10,000	9,525
AT&T Inc.	6.250%	3/15/2011	5,000	5,130
AT&T Inc.	5.100%	9/15/2014	10,000	9,394
British Sky Broadcasting Corp.	6.875%	2/23/2009	10,000	10,322
British Sky Broadcasting Corp.	8.200%	7/15/2009	4,125	4,433
CBS Corp.	6.625%	5/15/2011	9,575	9,865
Clear Channel Communications, Inc.	5.000%	3/15/2012	6,000	5,547
Comcast Corp.	5.500%	3/15/2011	7,000	6,930
Comcast Corp.	5.900%	3/15/2016	5,000	4,900
Comcast Corp.	4.950%	6/15/2016	10,000	9,076
Cox Communications, Inc.	6.750%	3/15/2011	10,000	10,312
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,634
4 Cox Enterprises, Inc.	7.875%	9/15/2010	5,000	5,300
Deutsche Telekom International Finance	8.000%	6/15/2010	16,000	17,344
France Telecom	7.750%	3/1/2011	25,000	27,167
IAC/InteractiveCorp	7.000%	1/15/2013	9,900	10,072
News America Inc.	4.750%	3/15/2010	9,800	9,518
Nextel Communications	5.950%	3/15/2014	5,000	4,907
Sprint Capital Corp.	7.625%	1/30/2011	17,270	18,684
Sprint Capital Corp.	8.375%	3/15/2012	5,000	5,613
Telecom Italia Capital	5.250%	11/15/2013	15,000	14,134
Telecom Italia Capital	4.950%	9/30/2014	10,000	9,146
Telecom Italia Capital	5.250%	10/1/2015	7,000	6,483
Telefonos de Mexico SA	5.500%	1/27/2015	10,000	9,388
Telstra Corp. Ltd.	6.375%	4/1/2012	15,000	15,328
Univision Communications, Inc.	3.875%	10/15/2008	7,000	6,677
Verizon Communications Corp.	5.550%	2/15/2016	5,000	4,767
Verizon Global Funding Corp.	6.875%	6/15/2012	16,000	16,730
Verizon Global Funding Corp.	7.375%	9/1/2012	20,000	21,459
4 Viacom Inc.	5.750%	4/30/2011	2,100	2,085
Vodafone AirTouch PLC	7.750%	2/15/2010	5,820	6,224
Vodafone Group PLC	5.000%	9/15/2015	10,000	9,209
Washington Post Co.	5.500%	2/15/2009	24,350	24,376
Consumer Cyclical (5.6%)
4 American Honda Finance	5.125%	12/15/2010	17,000	16,695
Centex Corp.	7.875%	2/1/2011	4,160	4,488
2,4 CVS Corp.	6.117%	1/10/2013	7,485	7,488
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	7,000	6,782
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	600	625
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	3,300	3,179
3 Ford Motor Credit Co.	7.680%	11/2/2007	5,320	5,222
Ford Motor Credit Co.	7.250%	10/25/2011	5,300	4,750
3 Ford Motor Credit Co.	9.473%	4/15/2012	3,250	3,253
4 GSC Holdings Corp.	8.000%	10/1/2012	2,475	2,475
4 Harley-Davidson Inc.	5.000%	12/15/2010	2,600	2,534
Harrah's Entertainment Inc.	7.875%	3/15/2010	1,575	1,666
Harrah's Operating Co., Inc.	8.000%	2/1/2011	8,125	8,808
Harrah's Operating Co., Inc.	5.750%	10/1/2017	15,000	14,021
Home Depot Inc.	5.400%	3/1/2016	12,875	12,548
International Speedway Corp.	4.200%	4/15/2009	3,815	3,669
International Speedway Corp.	5.400%	4/15/2014	7,000	6,707
Johnson Controls, Inc.	5.250%	1/15/2011	3,000	2,945
K. Hovnanian Enterprises	6.250%	1/15/2016	4,260	3,845
KB Home	6.375%	8/15/2011	2,250	2,208
KB Home	7.250%	6/15/2018	600	591
Lowe's Cos., Inc.	5.000%	10/15/2015	7,000	6,660
May Department Stores Co.	5.750%	7/15/2014	5,000	4,932
MDC Holdings Inc.	7.000%	12/1/2012	1,615	1,640
^ MDC Holdings Inc.	5.375%	7/1/2015	7,000	6,318
MGM Mirage, Inc.	8.500%	9/15/2010	1,400	1,491
4 MGM Mirage, Inc.	6.750%	4/1/2013	1,075	1,064
MGM Mirage, Inc.	5.875%	2/27/2014	1,000	930
4 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	11,570	11,203
Pulte Homes, Inc.	5.200%	2/15/2015	5,000	4,569
Royal Caribbean Cruises	6.750%	3/15/2008	1,530	1,557
Royal Caribbean Cruises	8.750%	2/2/2011	680	748
Ryland Group, Inc.	5.375%	1/15/2015	10,000	9,111
Staples Inc.	7.375%	10/1/2012	13,360	14,324
Target Corp.	5.375%	6/15/2009	23,100	23,131
4 Technical Olympic USA, Inc.	8.250%	4/1/2011	1,520	1,516
Tenneco Automotive Inc.	8.625%	11/15/2014	1,100	1,114
The Walt Disney Co.	6.200%	6/20/2014	10,000	10,203
Toll Corp.	8.250%	2/1/2011	695	724
Toyota Motor Credit Corp.	4.350%	12/15/2010	20,000	19,190
Wal-Mart Stores, Inc.	4.125%	2/15/2011	34,000	32,150
WCI Communities Inc.	9.125%	5/1/2012	2,700	2,727
Yum! Brands, Inc.	7.700%	7/1/2012	7,000	7,578
Consumer Noncyclical (8.4%)
4 Allergan Inc.	5.750%	4/1/2016	10,000	9,873
Altria Group, Inc.	5.625%	11/4/2008	2,475	2,482
Altria Group, Inc.	7.000%	11/4/2013	5,000	5,301
4 AmerisourceBergen Corp.	5.625%	9/15/2012	2,800	2,749
4 AmerisourceBergen Corp.	5.875%	9/15/2015	3,000	2,908
Amgen Inc.	4.850%	11/18/2014	10,000	9,366
Anheuser-Busch Cos., Inc.	7.500%	3/15/2012	5,000	5,463
Archer-Daniels-Midland Co.	5.870%	11/15/2010	10,000	10,135
4 Bavaria SA	8.875%	11/1/2010	1,040	1,123
4 Baxter Finco, BV	4.750%	10/15/2010	16,860	16,270
Beckman Coulter Inc.	6.875%	11/15/2011	9,000	9,375
Becton, Dickinson & Co.	4.550%	4/15/2013	8,000	7,425
Biovail Corp.	7.875%	4/1/2010	1,390	1,407
Boston Scientific	5.125%	1/12/2017	15,000	13,457
Bottling Group LLC	5.500%	4/1/2016	7,000	6,817
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	1,967
4 Cadbury Schweppes US Finance	5.125%	10/1/2013	4,000	3,799
Campbell Soup Co.	4.875%	10/1/2013	10,000	9,431
4 Cargill Inc.	6.300%	4/15/2009	8,750	8,946
4 Cargill Inc.	4.375%	6/1/2013	8,600	7,886
Clorox Co.	5.000%	1/15/2015	8,000	7,514
Coca Cola Bottling Co.	5.000%	11/15/2012	7,000	6,655
Colgate-Palmolive Co.	5.980%	4/25/2012	14,300	14,608
ConAgra Foods, Inc.	6.750%	9/15/2011	6,837	7,104
Coventry Health Care Inc.	5.875%	1/15/2012	625	613
Delhaize America Inc.	8.125%	4/15/2011	3,125	3,374
Estee Lauder Cos. Inc.	6.000%	1/15/2012	6,800	6,908
Fortune Brands Inc.	5.375%	1/15/2016	10,000	9,487
4 Fosters Finance Corp.	4.875%	10/1/2014	4,000	3,663
Genentech Inc.	4.750%	7/15/2015	16,150	14,984
General Mills, Inc.	6.000%	2/15/2012	6,429	6,500
4 Health Care Services Corp.	7.750%	6/15/2011	20,000	21,685
Health Management Associates Inc.	6.125%	4/15/2016	5,400	5,358
Hershey Foods Corp.	4.850%	8/15/2015	5,000	4,672
Hormel Foods Corp.	6.625%	6/1/2011	16,085	16,827
Hospira, Inc.	5.900%	6/15/2014	8,000	7,862
Kellogg Co.	6.600%	4/1/2011	13,500	14,084
Kimberly-Clark Corp.	4.875%	8/15/2015	6,000	5,679
Kroger Co.	6.200%	6/15/2012	9,300	9,389
Land O'Lakes Inc.	9.000%	12/15/2010	410	437
Manor Care Inc.	6.250%	5/1/2013	4,000	3,929
Medtronic Inc.	4.750%	9/15/2015	20,000	18,495
Nabisco Inc.	7.550%	6/15/2015	25,000	27,816
PepsiAmericas Inc.	4.500%	3/15/2013	6,000	5,553
Quest Diagnostic, Inc.	5.450%	11/1/2015	10,000	9,584
Safeway, Inc.	4.950%	8/16/2010	5,495	5,318
Schering-Plough Corp.	5.550%	12/1/2013	5,000	4,903
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	7,000	6,679
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	5,700	5,271
Wyeth	6.950%	3/15/2011	10,000	10,572
Wyeth	5.500%	3/15/2013	5,000	4,899
Wyeth	5.500%	2/15/2016	10,000	9,711
Energy (1.2%)
Diamond Offshore Drilling	5.150%	9/1/2014	6,680	6,395
4 GS-Caltex Oil Corp.	5.500%	10/15/2015	6,000	5,715
4 LG Caltex Oil Corp.	5.500%	8/25/2014	4,000	3,845
2,4,6Oil Enterprises Ltd.	6.239%	6/30/2008	2,178	2,205
Petrobras International Finance	7.750%	9/15/2014	400	429
2,4 PF Export Receivables Master Trust	3.748%	6/1/2013	2,673	2,505
2,4 PF Export Receivables Master Trust	6.436%	6/1/2015	4,822	4,742
2,4 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	6,761	6,446
2,4 Ras Laffan Liquified Natural Gas Co.	5.298%	9/30/2020	15,020	14,051
4 Statoil	5.125%	4/30/2014	10,000	9,591
XTO Energy, Inc.	6.250%	4/15/2013	5,000	5,109
Technology (0.6%)
Affiliated Computer Services	5.200%	6/1/2015	7,000	6,300
4 Oracle Corp.	5.250%	1/15/2016	13,000	12,288
Pitney Bowes, Inc.	5.000%	3/15/2015	10,000	9,443
Pitney Bowes, Inc.	4.750%	1/15/2016	5,000	4,593
Transportation (2.0%)
2 Burlington Northern Railroad Co. Equipment Trust	7.330%	6/23/2010	1,821	1,884
Continental Airlines, Inc.	6.563%	2/15/2012	3,000	3,120
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,204	1,195
2 Continental Airlines, Inc.	9.798%	4/1/2021	2,447	2,551
4 ERAC USA Finance Co.	7.950%	12/15/2009	10,000	10,717
4 ERAC USA Finance Co.	8.000%	1/15/2011	5,740	6,257
FedEx Corp.	3.500%	4/1/2009	2,700	2,564
Greenbrier Co. Inc.	8.375%	5/15/2015	1,625	1,702
2,3 JetBlue Airways Corp.	9.160%	3/15/2008	1,134	1,142
2,3 JetBlue Airways Corp.	7.849%	11/15/2008	1,209	1,201
2,3 JetBlue Airways Corp.	5.285%	12/15/2013	5,306	5,280
3 JetBlue Airways Corp.	5.330%	3/15/2014	7,150	7,132
3 JetBlue Airways Corp.	5.199%	11/15/2016	4,765	4,754
Norfolk Southern Corp.	8.625%	5/15/2010	10,000	11,086
4 Quantas Airways	6.050%	4/15/2016	11,000	10,741
Southwest Airlines Co.	5.250%	10/1/2014	3,625	3,420
Southwest Airlines Co.	5.125%	3/1/2017	7,400	6,734
TFM SA de CV	12.500%	6/15/2012	1,840	2,024
Union Pacific Corp.	6.650%	1/15/2011	8,223	8,568
4 Union Pacific Corp.	5.214%	9/30/2014	6,000	5,865
Other (1.3%)
Black & Decker Corp.	7.125%	6/1/2011	8,550	9,038
Briggs & Stratton Corp.	8.875%	3/15/2011	4,150	4,565
Cintas Corp.	6.000%	6/1/2012	5,000	5,065
Eaton Corp.	5.750%	7/15/2012	10,000	10,014
2,4 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	1,378	1,387
Parker-Hannifin Corp	4.875%	2/15/2013	6,100	5,780
4 Targeted Return Index Securities Trust 5-2002	5.940%	1/25/2007	7,228	7,339
4 Targeted Return Index Securities Trust 10-2002	6.962%	1/15/2012	17,100	18,122
Thermo Electron Corp.	5.000%	6/1/2015	4,700	4,365

				1,527,471

Utilities (7.1%)
Electric Utilities (5.4%)
3 Alabama Power Co.	4.990%	8/25/2009	5,000	5,016
Baltimore Gas & Electric Co.	6.700%	12/1/2006	9,000	9,069
Carolina Power & Light Co.	5.150%	4/1/2015	12,000	11,445
CMS Energy Corp.	6.300%	2/1/2012	2,675	2,615
Columbus Southern Power	5.500%	3/1/2013	10,000	9,776
Dominion Resources, Inc.	5.000%	3/15/2013	9,000	8,513
Entergy Gulf States, Inc.	3.600%	6/1/2008	4,100	3,929
Entergy Gulf States, Inc.	5.250%	8/1/2015	10,000	9,192
FirstEnergy Corp.	6.450%	11/15/2011	1,120	1,155
FPL Group Capital, Inc.	7.375%	6/1/2009	10,000	10,543
Georgia Power Capital Trust	4.875%	11/1/2042	5,000	4,937
2,4 GWF Energy LLC	6.131%	12/30/2011	3,046	3,076
4 Korea East-West Power Co.	4.875%	4/21/2011	5,000	4,807
4 Korea East-West Power Co.	5.250%	11/15/2012	5,000	4,844
4 LG&E Capital Corp.	6.460%	1/15/2008	5,000	5,078
MidAmerican Energy Co.	5.125%	1/15/2013	9,000	8,728
NiSource Finance Corp.	7.875%	11/15/2010	5,594	6,067
Northeast Utilities	7.250%	4/1/2012	4,620	4,909
Nstar	8.000%	2/15/2010	20,000	21,628
Ohio Edison	4.000%	5/1/2008	5,000	4,857
Ohio Power Co.	4.850%	1/15/2014	5,000	4,684
Pacific Gas & Electric Co.	4.200%	3/1/2011	5,000	4,711
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,000	4,691
4,7 PacifiCorp Australia LLC	6.150%	1/15/2008	14,000	14,177
PECO Energy Co.	5.950%	11/1/2011	15,000	15,366
PECO Energy Co.	4.750%	10/1/2012	4,500	4,268
3 Pepco Holdings, Inc.	5.445%	6/1/2010	3,075	3,071
Potomac Electric Power	4.950%	11/15/2013	5,465	5,162
PPL Electric Utilities Corp.	6.250%	8/15/2009	10,000	10,211
Public Service Co. of Colorado	5.500%	4/1/2014	7,000	6,898
Public Service Co. of New Mexico	4.400%	9/15/2008	1,600	1,553
4 Sierra Pacific Power Co.	6.000%	5/15/2016	5,000	4,925
Southern California Edison Co.	7.625%	1/15/2010	20,000	21,245
4 SP PowerAssets Ltd.	5.000%	10/22/2013	15,000	14,323
Texas - New Mexico Power Co.	6.125%	6/1/2008	4,475	4,540
4 United Electric Distribution	4.700%	4/15/2011	10,000	9,594
Natural Gas (1.7%)
AGL Capital Corp.	7.125%	1/14/2011	10,000	10,608
Atmos Energy Corp.	4.950%	10/15/2014	6,420	5,969
Boardwalk Pipelines LLC	5.500%	2/1/2017	2,900	2,748
Enbridge Energy Partners	4.750%	6/1/2013	10,000	9,221
Enbridge Inc.	4.900%	3/1/2015	5,000	4,685
Enterprise Products Operating LP	4.000%	10/15/2007	2,750	2,692
4 Florida Gas Transmission	7.625%	12/1/2010	5,000	5,345
4 Gulfstream Natural Gas Systems	5.560%	11/1/2015	8,500	8,279
KeySpan Gas East Corp.	7.875%	2/1/2010	10,000	10,780
Plains All American Pipeline LP	4.750%	8/15/2009	2,850	2,768
Plains All American Pipeline LP	5.875%	8/15/2016	6,500	6,311
San Diego Gas & Electric	5.300%	11/15/2015	10,000	9,622
Southern California Gas Co.	4.375%	1/15/2011	5,000	4,773
*4 Yosemite Security Trust	8.250%	11/15/2004	2,500	1,538

				354,942

Total Corporate Bonds
(Cost $4,154,152)				4,046,978

Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)

China Development Bank	5.000%	10/15/2015	1,500	1,407
Corp. Andina de Fomento	6.875%	3/15/2012	4,225	4,458
Corp. Andina de Fomento	5.200%	5/21/2013	5,000	4,792
4 Export-Import Bank of Korea	4.125%	2/10/2009	4,800	4,630
Financement Quebec	5.000%	10/25/2012	10,000	9,768
Korea Development Bank	4.750%	7/20/2009	15,950	15,585
4 Korea Highway Corp.	4.875%	4/7/2014	5,000	4,667
2 Pemex Finance Ltd.	9.690%	8/15/2009	10,500	11,157
Pemex Project Funding Master Trust	5.750%	12/15/2015	8,650	8,174
2,4 Petroleum Export/Cayman	5.265%	6/15/2011	6,170	6,070
4 Petroliam Nasional Bhd	7.750%	8/15/2015	10,000	11,367
4 Petronas Capital Ltd.	7.000%	5/22/2012	5,000	5,310
Republic of Korea	4.250%	6/1/2013	9,325	8,525
United Mexican States	6.375%	1/16/2013	3,540	3,593

Total Sovereign Bonds
(Cost $99,529)				99,503

			Shares

Preferred Stocks (0.1%)

Public Storage, Inc.	6.600%	75,850	1,741
Southern California Edison Co.	6.125%	21,000	2,061
Sovereign Bancorp	7.300%	86,000	2,193

Total Preferred Stocks
(Cost $6,146)				5,995

Temporary Cash Investment (2.3%)

8 Vanguard Market Liquidity Fund, 4.771%
(Cost $116,626)			116,626,253	116,626

Total Investments (99.0%)
(Cost $5,059,645)				4,924,379

Other Assets and Liabilities-Net (1.0%)				49,212

Net Assets (100%)				4,973,591

*	Non-income-producing security — security in default.
^	Part of security position is on loan to broker/dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of these securities was $545,674,000, representing 11.0% of net assets.
5	Securities with a value of $4,905,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7	Scheduled principal and interest payments are guaranteed by American Municipal Bond Assurance Corporation.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT — Real Estate Investment Trust.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2006, the cost of investment securities for tax purposes was $5,062,121,000. Net unrealized depreciation of investment securities for tax purposes was $137,742,000, consisting of unrealized gains of $46,106,000 on securities that had risen in value since their purchase and $183,848,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year Treasury Note	1,360	143,586	(2,018)
5-Year Treasury Note	(331)	34,476	340
30-Year Treasury Bond	25	2,671	(23)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At April 30, 2006, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity/Termination Date	Dealer *	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Fifth Third Bancorp
4/20/07	DBS	9,468	0.450%	17
Raytheon Co.
9/20/10	BS	5,000	0.360%	30

				47

Interest Rate Swaps

Termination Date	Dealer *	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)**	Unrealized Appreciation (Depreciation) ($000)

4/2/07	DBS	9,468	3.085%	(5.000%)	(186)
5/25/09	LEH	10,000	3.175%	(4.800%)	(600)
5/8/10	LEH	9,000	3.758%	(4.715%)	(550)

					(1,336)

Total Return Swaps
Reference Entity/Termination Date	Dealer *	Notional Amount ($000)	Floating Interest Rate Paid †	Unrealized Appreciation (Depreciation) ($000)

Lehman AAA Commercial Mortgage-Backed Securities Index
9/1/06	UBS	100,000	4.726%	(3,118)
11/1/06	LEH	55,000	4.776%	(654)
2/28/07	BA	54,000	5.040%	(16)

				(3,788)

*	BA--Bank of America. BS--Bear Stearns Bank PLC. DBS-Deutsche Bank Securities. LEH--Lehman Brothers Special Financing Inc. UBS--UBS Warburg LLC.
**	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
†	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 19, 2006

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 19, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.